     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 31, 1996

                                                              FILE NO.: 33-35445
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 10                    /X/

                                     AND/OR

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 11                             /X/


                            ------------------------

             ALLSTATE LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT II
                           (EXACT NAME OF REGISTRANT)
                  ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                              (NAME OF DEPOSITOR)
                               MICHAEL J. VELOTTA
                 VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL
                  ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                               ONE ALLSTATE DRIVE
                                 P.O. BOX 9095
                          FARMINGVILLE, NEW YORK 11738
                                  516/451-5170
                (NAME AND COMPLETE ADDRESS OF AGENT FOR SERVICE)

                                   COPIES TO:


       GREGOR B. MCCURDY, ESQ.              CHRISTINE A. EDWARDS, ESQ.
      ROUTIER AND JOHNSON, P.C.             DEAN WITTER REYNOLDS, INC.
   1700 K STREET, N.W. SUITE 1003             TWO WORLD TRADE CENTER
       WASHINGTON, D.C. 20006                NEW YORK, NEW YORK 10048

                            ------------------------

                        Statement Pursuant to Rule 24f-2

   Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant hereby states that, pursuant to paragraph(b)(1), it filed its Rule 24f-2 Notice for the fiscal year ending December 31, 1995 on February 28, 1996.


                            ------------------------

             IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE
                            (CHECK APPROPRIATE BOX)

        ___ immediately upon filing pursuant to paragraph (b) of Rule 485

        _X_ on (December 31, 1996) pursuant to paragraph (b) of Rule 485

        ___ 60 days after filing pursuant to paragraph (a)(i) of Rule 485

        ___ on (date) pursuant to paragraph (a)(i) of Rule 485


    If appropriate, check the following box:
        ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                             CROSS REFERENCE SHEET

Showing Location in Part A (Prospectus) and Part B of Registration Statement of Information Required by Form N-4

  ITEM OF FORM N-4
                                                                                               PROSPECTUS CAPTION
--------------------                                                             ----------------------------------------------
 1.        Cover Page..........................................................  Cover Page
 2.        Definitions.........................................................  Glossary
 3.        Synopsis............................................................  Introduction; Summary of Separate Account
                                                                                  Expenses
 4.        Condensed Financials
           (a)        Chart....................................................
                                                                                 Condensed Financial Statements
           (b)        MM Yield.................................................
                                                                                 Not Applicable
           (c)        Location of Others.......................................
                                                                                 Previously Filed with Registration Statement
 5.        General
           (a)        Depositor................................................
                                                                                 Allstate Life Insurance Co. of New York
           (b)        Registrant...............................................
                                                                                 The Variable Account
           (c)        Portfolio Company........................................
                                                                                 Dean Witter Variable Investment Series
           (d)        Fund Prospectus..........................................
                                                                                 Dean Witter Variable Investment Series
           (e)        Voting Rights............................................
                                                                                 Voting Rights
           (f)        Administrators...........................................
                                                                                 Charges & Other Deductions
                                                                                  Contract Maintenance Charge
 6.        Deductions & Expenses...............................................  Charges & Other Deductions
           (a)        General..................................................
                                                                                 Charges & Other Deductions
           (b)        Sales Load %.............................................
                                                                                 Early Withdrawal Charge
           (c)        Special Purchase Plans...................................
                                                                                 N/A
           (d)        Commissions..............................................
                                                                                 Sales Commission
           (e)        Expenses -- Registrant...................................
                                                                                 Charges & Other Deductions
           (f)        Fund Expenses............................................
                                                                                 Dean Witter Variable Investment Series
                                                                                  Expenses
           (g)        Organizational Expenses..................................
                                                                                 N/A
 7.        Contracts
           (a)        Persons with Rights......................................
                                                                                 The Contracts; Benefits; Income Payments;
                                                                                  Voting Rights; Assignments; Beneficiaries;
                                                                                  Contract Owners
           (b)        (i)        Allocation of Purchase Payments...............  Allocation of Purchase Payments
                      (ii)       Transfers.....................................  Transfers
                      (iii)      Exchanges.....................................  N/A
           (c)        Changes..................................................
                                                                                 Modification
           (d)        Inquiries................................................
                                                                                 Customer Inquiries
 8.        Annuity Period......................................................  Income Payments
           (a)        Material Factors.........................................
                                                                                 Amount of Variable Annuity Income Payments
           (b)        Dates....................................................
                                                                                 Payout Start Date
           (c)        Frequency, duration & level..............................
                                                                                 Amount of Variable Annuity Income Payments
           (d)        AIR......................................................
                                                                                 Amount of Variable Annuity Income Payments
           (e)        Minimum..................................................
                                                                                 Amount of Variable Annuity Income Payments
           (f)        -- Change Options........................................
                                                                                 Transfers
                      -- Transfer..............................................
                                                                                 --
 9.        Death Benefit.......................................................  Death Benefits

  ITEM OF FORM N-4
                                                                                               PROSPECTUS CAPTION
--------------------                                                             ----------------------------------------------
10.        Purchases & Contract Value
           (a)        Purchases................................................
                                                                                 Purchase of the Contract: Crediting of
                                                                                  Purchase Payments
           (b)        Valuation................................................
                                                                                 Value of Variable Account Accumulation Units
           (c)        Daily Calculation........................................
                                                                                 Value of Variable Account Accumulation Units;
                                                                                  Allocation of Purchase Payments
           (d)        Underwriter..............................................
                                                                                 Dean Witter Reynolds Inc.
11.        Redemptions
           (a)        -- By Owners.............................................
                                                                                 Surrender & Withdrawals
           (b)        -- By Annuitant..........................................
                                                                                 Income Plans
           (c)        Texas ORP................................................
                                                                                 Not Applicable
           (d)        Lapse....................................................
                                                                                 Not Applicable
           (e)        Free Look................................................
                                                                                 Introduction
12.        Taxes...............................................................  Federal Tax Matters
13.        Legal Proceedings...................................................  N/A
14.        SAI Contents........................................................  SAI Table of Contents
15.        Cover Page..........................................................  Cover Page
16.        Table of Contents...................................................  Table of Contents
17.        General Information & History
           (a)        Depositor's Name.........................................
                                                                                 Allstate Life Insurance Company of New York
           (b)        Assets of Sub-Account....................................
                                                                                 The Variable Account
           (c)        Control of Depositor.....................................
                                                                                 Allstate Life Insurance Company of New York
18.        Services
           (a)        Fees & Expenses of Registrant............................
                                                                                 Contract Maintenance Charge
           (b)        Management Contracts.....................................
                                                                                 Contract Maintenance Charge; Sales Commissions
           (c)        Custodian................................................
                                                                                 SAI: Safekeeping of the Variable Account's
                                                                                  Assets
                      Independent Public Accountant............................
                                                                                 SAI: Experts
           (d)        Assets of Registrant.....................................
                                                                                 SAI: Safekeeping of the Variable Account
                                                                                  Assets
           (e)        Affiliated Persons.......................................
                                                                                 N/A
           (f)        Principal Underwriter....................................
                                                                                 Dean Witter Reynolds Inc.
19.        Purchase of Securities Being Offered
           (a)        Offering.................................................
                                                                                 SAI: Purchase of Contracts
           (b)        Sales load...............................................
                                                                                 SAI: Sales Commissions
20.        Underwriters
           (a)        Principal Underwriter....................................
                                                                                 SAI: Dean Witter Reynolds Inc.
           (b)        Continuous offering......................................
                                                                                 SAI: Purchase of Contracts
           (c)        Commissions..............................................
                                                                                 SAI: Sales Commissions; Dean Witter Reynolds
                                                                                  Inc.
           (d)        Unaffiliated Underwriters................................
                                                                                 N/A
21.        Calculation of Performance Data.....................................  SAI: Performance Data
22.        Annuity Payments....................................................  SAI: Income Payments
23.        Financial Statements
           (a)        Financial Statements of Registrant.......................
                                                                                 SAI: Allstate Life of New York Variable
                                                                                  Annuity Account II Financial Statements
           (b)        Financial Statements of Depositor........................
                                                                                 SAI: Allstate Life Insurance Company of New
                                                                                  York Financial Statements
24a.       Financial Statements................................................  Part C. Financial Statements

  ITEM OF FORM N-4
                                                                                               PROSPECTUS CAPTION
--------------------                                                             ----------------------------------------------
24b.       Exhibits............................................................  Part C. Exhibits
25.        Directors and Officers..............................................  Part C. Directors & Officers of Depositor
26.        Persons Controlled By or Under Common Control
           with Depositor or Registrant........................................  Part C. Persons Controlled by or Under Common
                                                                                  Control with Depositor or Registrant
27.        Number of Contract Owners...........................................  Part C. Number of Contract Owners
28.        Indemnification.....................................................  Part C. Indemnification
29a.       Relationship of Principal Underwriter to Other
           Investment Companies................................................  Part C. Relationship of Principal Underwriter
                                                                                  to Other Investment Companies
29b.       Principal Underwriters..............................................  Part C. Principal Underwriters
29c.       Compensation of Underwriter.........................................  Part C. Compensation of Dean Witter
30.        Location of Accounts and Records....................................  Part C. Location of Accounts and Records
31.        Management Services.................................................  Part C. Management Services
32.        Undertakings........................................................  Part C. Undertakings

             ALLSTATE LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT II

                                       of

                  ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                               One Allstate Drive
                                 P.O. Box 9095

                          Farmingville, New York 11738


                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS

                                 Distributed By

                           Dean Witter Reynolds Inc.
                             Two World Trade Center
                            New York, New York 10048

                              -------------------

This Prospectus describes the individual Flexible Premium Deferred Variable Annuity Contract ("Contract") offered by Allstate Life Insurance Company of New York ("Company"), a wholly owned subsidiary of Allstate Insurance Company. Dean Witter Reynolds Inc. ("Dean Witter") is the principal underwriter and distributor of the Contracts.

The Contract has the flexibility to allow you to shape an annuity to fit your particular needs. It is primarily designed to aid you in long-term financial planning and can be used for retirement planning regardless of whether the plan qualifies for special federal income tax treatment.


This Prospectus is a concise statement of the relevant information about the Allstate Life of New York Variable Annuity Account II ("Variable Account") which you should know before making a decision to purchase the Contract. This Prospectus generally describes only the variable portion of the Contract. For a brief summary of the fixed portion of the Contract, see "The Fixed Account" on page 18.



The Variable Account invests exclusively in  shares of the Dean Witter  Variable
Investment   Series  (the  "Fund"),  a  mutual   fund  managed  by  Dean  Witter
InterCapital Inc., a wholly owned subsidiary of Dean Witter, Discover & Co.



The Company has prepared and filed a Statement of Additional Information dated December 31, 1996 with the U.S. Securities and Exchange Commission. If you wish to receive the Statement of Additional Information, you may obtain a free copy by calling or writing the Company at the address below. For your convenience, an order form for the Statement of Additional Information may be found on page 23 of this Prospectus. Before ordering, you may wish to review the Table of Contents of the Statement of Additional Information on page 22 of this Prospectus. The Statement of Additional Information has been incorporated by reference into this Prospectus.


                  Allstate Life Insurance Company of New York
                               One Allstate Drive
                                 P.O. Box 9095
                          Farmingville, New York 11738

                                 (516) 451-5170


                 This Prospectus is Valid Only When Accompanied
                  or Preceded By A Current Prospectus For The
                     Dean Witter Variable Investment Series

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
      EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY
           OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE
                        CONTRARY IS A CRIMINAL OFFENSE.

    PLEASE READ THIS PROSPECTUS CAREFULLY AND RETAIN IT FOR FUTURE REFERENCE


               The Date of This Prospectus is December 31, 1996.

                  The Contracts are available only in New York

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO DEALER, SALESMAN, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON.

                               TABLE OF CONTENTS


Glossary....................................................          3
Introduction................................................          5
Summary of Separate Account Expenses........................          7
Condensed Financial Information.............................          9
Performance Data............................................         10
Financial Statements........................................         10
Allstate Life Insurance Company of New York and the Variable
 Account....................................................         10
  Allstate Life Insurance Company of New York...............         10
  Dean Witter Reynolds Inc..................................         10
  The Variable Account......................................         11
  The Dean Witter Variable Investment Series................         11
The Contracts...............................................         12
  Purchase of the Contracts.................................         12
  Crediting of Initial Purchase Payments....................         12
  Allocation of Purchase Payments...........................         12
  Value of Variable Account Accumulation Units..............         13
  Transfers.................................................         13
  Surrender and Withdrawals.................................         13
  Default...................................................         14
Charges and Other Deductions................................         14
  Deductions from Purchase Payments.........................         14
  Early Withdrawal Charge...................................         14
  Contract Maintenance Charge...............................         15
  Administrative Expense Charge.............................         15
  Mortality and Expense Risk Charge.........................         15
  Taxes.....................................................         15
  Dean Witter Variable Investment Series Expenses...........         15
Benefits Under the Contract.................................         16
  Death Benefits Prior to the Payout Start Date.............         16
  Death Benefits After the Payout Start Date................         16
Income Payments.............................................         17
  Payout Start Date.........................................         17
  Amount of Variable Annuity Income Payments................         17
  Income Plans..............................................         17
The Fixed Account...........................................         18
  General Description.......................................         18
  Transfers, Surrenders, and Withdrawals....................         18
General Matters.............................................         19
  Owner.....................................................         19
  Beneficiary...............................................         19
  Delay of Payments.........................................         19
  Assignments...............................................         19
  Modification..............................................         19
  Customer Inquiries........................................         19
Federal Tax Matters.........................................         19
  Introduction..............................................         19
  Taxation of Annuities in General..........................         20
    Tax Deferral............................................         20
    Non-Natural Owners......................................         20
    Diversification Requirements............................         20
    Investor Control........................................         20
    Taxation of Partial and Full Withdrawals................         20
    Taxation of Annuity Payments............................         20
    Taxation of Annuity Death Benefits......................         20
    Penalty Tax on Premature Distributions..................         20
    Aggregation of Annuity Contracts........................         20
  Tax Qualified Contracts...................................         21
    Restrictions Under Section 403(b) Plans.................         21
  Income Tax Withholding....................................         21
Voting Rights...............................................         21
Sales Commission............................................         21
Statement of Additional Information: Table of Contents......         22
Order Form..................................................         23

GLOSSARY
-----------------------------------------------------------

    ACCUMULATION UNIT--An accounting unit used to calculate the Cash Value in the Variable Account prior to the Payout Start Date. Each Sub-Account of the Variable Account has its own distinct Accumulation Unit value.

    AGE--Age on last birthday.

    ANNUITANT--Includes  Annuitant and any Joint  Annuitant. A natural person(s)
whose  life  determines  the  duration   of  annuity  payments  involving   life
contingencies.

    ANNUITY   UNIT--An  accounting  unit  used  to  calculate  Variable  Annuity payments. Each Sub-Account has a distinct Annuity Unit value.

    AUTOMATIC ADDITIONS--Additional Purchase Payments of $25 or more which are made automatically from the Owner's bank account or Dean Witter Active Assets-TM- Account.


    BENEFICIARY--The person(s) designated in the Contract who, after the death of any Owner, or last surviving Annuitant may elect to receive the Death Benefit or continue the Contract as described in "Benefits Under the Contract" on page 16.



    CASH VALUE--The sum of the value of all Accumulation Units for the Fixed Account.



    COMPANY--The issuer of the Contract, Allstate Life Insurance Company of New York, which is an indirect wholly owned subsidiary of Allstate Insurance Company.


    CONTRACT--The Flexible Premium Deferred Variable Annuity Contract known as the "Allstate Life of New York Variable Annuity Account II" that is described in this prospectus.

    CONTRACT ANNIVERSARY--An anniversary of the date that the Contract was issued to the Owner.


    CONTRACT YEAR--The year commencing on either the Issue Date or a Contract Anniversary.


    DATE OF DEATH--The Date that an Owner and/or Annuitant dies causing a Death Benefit to be due.

    DEATH BENEFIT--Prior to the Payout Start Date, the amount payable on the death of the Owner or Annuitant.

    DEATH BENEFIT ANNIVERSARY--Every sixth Contract Anniversary. For example, the 6th, 12th and 18th Contract Anniversaries are the first three Death Benefit Anniversaries.

    DOLLAR COST AVERAGING--A method to transfer $100 or more of the Cash Value in the Money Market Sub-Account automatically to the other Sub-Accounts on a monthly basis or other frequencies that may be offered by the Company.

    DUE PROOF OF DEATH--One of the following:

        (a) A copy of a certified death certificate.

        (b) A copy of a certified decree of a court of competent jurisdiction as to the finding of death.

        (c) Any other proof satisfactory to the Company.

    EARLY WITHDRAWAL CHARGE--The charge that may be assessed by the Company on full or partial withdrawals of the Purchase Payments in excess of the Withdrawal Amount Without Early Withdrawal Charge.

    FIXED ACCOUNT--All of the assets of the Company that are not in separate accounts. Contributions made to the Fixed Account are invested in the general account of the Company.

    FIXED ANNUITY--An annuity with payments having a guaranteed amount.


    FUND--The Dean Witter Variable Investment Series.


    GUARANTEE PERIOD--The period of time for which a credited rate on an allocation or transfer to the Fixed Account is guaranteed.

    INCOME PAYMENTS--A series of periodic annuity payments made by the Company to the Owner or Beneficiary.


    INVESTMENT ALTERNATIVE--The Fixed Account and the thirteen Sub-Accounts of the Variable Account constitute the fourteen Investment Alternatives.


    JOINT ANNUITANT--The person, along with the Annuitant, whose life determines the duration of annuity payments under a joint and last survivor annuity.

    NET INVESTMENT FACTOR--The factor for a particular Sub-Account used to determine the value of an Accumulation Unit and Annuity Unit in any Valuation Period.

    NON-QUALIFIED CONTRACTS--Contracts that do not qualify for special federal income tax treatment.

    OWNER--The person or persons designated as the Owner(s) in the Contract.

    PAYOUT START DATE--The date Income Payments are to begin under the Contract.


    PORTFOLIOS--The   mutual  fund  portfolios  of   The  Dean  Witter  Variable
Investment Series. The Dean Witter Variable Investment Series has thirteen separate portfolios: the Money Market Portfolio, the Quality Income Plus Portfolio, the High Yield Portfolio, the Utilities Portfolio, the Income Builder Portfolio, the Dividend Growth Portfolio, the Capital Growth Portfolio, the Global Dividend Growth Portfolio, the European Growth Portfolio, the Pacific Growth Portfolio, the Capital Appreciation Portfolio, the Equity Portfolio and the Strategist Portfolio.


    PURCHASE PAYMENTS--The premiums paid by the Owner to the Company.

    QUALIFIED CONTRACTS--Contracts issued under plans that qualify for special federal income tax treatment.

    REQUIRED MINIMUM DISTRIBUTION--For Qualified Contracts, partial withdrawals equal to the IRS Required Minimum Distribution may be taken from the Cash Value and sent to the Owner or deposited in the Owner's bank account or Dean Witter Active Assets-TM- Account.

    SETTLEMENT VALUE--The Cash Value less any applicable Early Withdrawal Charges and premium tax. The Settlement Value will be calculated at the end of the valuation period coinciding with a request for payment.

    SUB-ACCOUNT--A sub-division of the Variable Account. Each Sub-Account invests exclusively in shares of a specified Portfolio.

    SYSTEMATIC WITHDRAWALS--Partial withdrawals of $100 or more may be taken from the Cash Value and sent to the Owner or deposited in the Owner's bank account or Dean Witter Active Assets-TM- Account or sent directly to the Owner.

    VALUATION DATE--Each day that the New York Stock Exchange is open for business, except for days in which there is an insufficient degree of trading in the Variable Account's portfolio securities that the value of Accumulation or Annuity Units might not be materially affected by changes in the value of the portfolio securities. The Valuation Date does not include such Federal and non-Federal holidays as are observed by the New York Stock Exchange.

    VALUATION PERIOD--The period between successive Valuation Dates, commencing at the close of business of each Valuation Date and ending at the close of business of the next succeeding Valuation Date.

    VARIABLE ACCOUNT--Allstate Life of New York Variable Annuity Account II, a separate investment account established by the Company to receive and invest the Purchase Payments paid under the Contracts.

    VARIABLE ANNUITY--An annuity with payments that have no predetermined or guaranteed dollar amounts. The payments will vary in amounts depending upon the investment experience of one or more of the Portfolios.

    WITHDRAWAL AMOUNT WITHOUT EARLY WITHDRAWAL CHARGE--A portion of the Cash Value which may be withdrawn during the course of the Contract year without incurring an Early Withdrawal Charge, i.e., 15% of all Purchase Payments made.

INTRODUCTION
-----------------------------------------------------------

1.  What is the purpose of the Contract?

    The Contracts described in this Prospectus seek to allow you to accumulate funds and to receive annuity payments ("Income Payments"), when desired, at rates which depend upon the return achieved from the types of investment chosen. THERE IS NO ASSURANCE THAT THIS GOAL WILL BE ACHIEVED. In attempting to achieve this goal, the Owner can allocate Purchase Payments to one or more of the Variable Account Portfolios.


Because Income Payments and Cash Values invested in the Variable Account depend on the investment experience of the selected Portfolios, the Owner bears the entire investment risk for amounts allocated to the Variable Account. See "Value of Variable Account Accumulation Units," page 13 and "Amount of Variable Annuity Income Payments," page 17.


2.  How do I purchase a Contract?


    You may purchase the Contract from Dean Witter, the Company's authorized sales representative. The first Purchase Payment must be at least $4,000 (for Qualified Contracts, $1,000). Presently, the Company will accept an initial Purchase Payment of at least $1,000, but reserves the right to increase the minimum initial Purchase Payment amount to $4,000. See "Purchase of the Contracts," page 12.


On your application, you will allocate your Purchase Payment among the Investment Alternatives. All allocations must be in whole percents from 0% to 100% and must total 100%. Purchase payments may be allocated in amounts of no less than $100. Allocations may be changed by notifying the Company in writing. See "Allocation of Purchase Payments," page 14.

3.  What types of investments underlie the Variable Account?


    The Variable Account invests exclusively in shares of the Dean Witter Variable Investment Series (the "Fund"), a mutual fund managed by Dean Witter InterCapital Inc. a wholly owned subsidiary of Dean Witter, Discover & Co. The Fund has thirteen Portfolios: the Money Market Portfolio, the Quality Income Plus Portfolio, the High Yield Portfolio, the Utilities Portfolio, the Income Builder Portfolio, the Dividend Growth Portfolio, the Capital Growth Portfolio, the Global Dividend Growth Portfolio, the European Growth Portfolio, the Pacific Growth Portfolio, the Capital Appreciation Portfolio, the Equity Portfolio and the Strategists Portfolio. The assets of each Portfolio are held separately from the other Portfolios and each has distinct investment objectives and policies which are described in the accompanying Prospectus for the Fund. In addition to the Variable Account, Owners can also allocate all or part of their Purchase Payments to the Fixed Account. See "The Fixed Account" on page 18.


4.  Can I transfer amounts among the Investment Alternatives?


    Transfers must be at least $100 or the entire amount in the Investment Alternative, whichever is less. Transfers to any Guarantee Period of the Fixed Account must be at least $500. Dollar Cost Averaging automatically moves funds on a monthly basis (or other frequencies that may be offered by the Company) from the Money Market Sub-Account to other Sub-Accounts of your choice. Certain transfers may be restricted. See "Transfers," page 13.


5.  Can I get my money if I need it?


    All or part of the Cash Value can be withdrawn before the earliest of the Payout Start Date, the death of any Owner or the death of the last surviving Annuitant. No Early Withdrawal Charges will be deducted on amounts up to the annual Withdrawal Amount Without Early Withdrawal Charge, i.e., 15% of all Purchase Payments made. Amounts withdrawn in excess of the Withdrawal Amount Without Early Withdrawal Charge may be subject to an Early Withdrawal Charge of 0% to 6% depending on how long the withdrawn Purchase Payments have been invested in the Contract. THE COMPANY GUARANTEES THAT THE AGGREGATE EARLY WITHDRAWAL CHARGES WILL NEVER EXCEED 6% OF THE PURCHASE PAYMENTS. Withdrawals and surrenders may be subject to income tax and a 10% tax penalty. In addition, federal and state income tax may be withheld from withdrawal and surrender amounts. Additional restrictions may apply to Qualified Contracts. See "Surrender and Withdrawals," page 13, and "Taxation of Annuities in General," page 20.


6.  What are the charges and deductions under the Contract?

    To meet its Death Benefit obligations and to pay expenses not covered by the Contract Maintenance Charge, the Company deducts a Mortality and Expense Risk Charge of 1.25% and an Administrative Expense Charge of .10%. See "Mortality and Expense Risk Charge," page 15 and "Administrative Expense Charge," page 15. Annually, the Company deducts $30 for maintaining the Contract. See "Contract Maintenance Charge," page 15. The Company may also deduct Early Withdrawal Charges. See "Early Withdrawal Charge," page 14. Additional deductions may be made for certain taxes. See "Taxes," page 15.


7.  Does the Contract pay any guaranteed Death Benefits?


    The Contracts provide that if the Owner(s) or the last surviving Annuitant dies prior to the Payout Start Date, a Death Benefit may be paid to the new Owner or Beneficiary. If requested to be paid in a lump sum within 180 days from the Date of Death, the Death Benefit will be the greatest of (1) the sum of all Purchase Payments less any amounts deducted in connection with partial withdrawals including any Early Withdrawal Charges and premium tax; or (2) the Cash Value on the date we receive Due Proof of Death; or (3) the Cash Value on the most recent Death Benefit Anniversary less any amounts deducted in connection with partial withdrawals, including any Early Withdrawal Charges and premium tax deducted from the Cash Value, since that anniversary. See "Death Benefits Prior to the Payout Start Date," page 16, for a full description of Death Benefit options.



Prior to the Payout Start Date the Beneficiary has 180 days from the Date of Death of the Owner(s) or Annuitant(s) to either elect an income plan or to take a lump sum payment. Death Benefits after the Payout Start Date, if any, will depend on the income plan chosen. See "Benefits Under the Contract" page 16.


8.  Is there a free-look provision?

    The Owner(s) may cancel the Contract anytime within 10 days after receipt of the Contract and receive a full refund of Purchase Payments allocated to the Fixed Account. Unless a refund of Purchase Payments is required by State or Federal law, Purchase Payments allocated to the Variable Account will be returned after an adjustment to reflect investment gain or loss, less any applicable Contract expenses, that occurred from the date of allocation through the date of cancellation.

SUMMARY OF SEPARATE ACCOUNT EXPENSES
-----------------------------------------------------------

The following fee table illustrates all expenses and fees that the Owner will incur. The expenses and fees set forth in the table are based on charges under the Contracts and on the expenses of the separate account and the underlying fund for the fiscal year ended December 31, 1995.

Owner Transaction Expenses (all Sub-Accounts)

Sales Load Imposed on Purchases (as a percentage of Purchase Payments)..............................       None
Early Withdrawal Charge (as a percentage of Purchase Payments)*

                                                                                                                APPLICABLE SALES
                                                                                                                     CHARGE
NUMBER OF COMPLETE CONTRACT YEARS SINCE PURCHASE PAYMENT BEING WITHDRAWN WAS MADE                                  PERCENTAGE
--------------------------------------------------------------------------------------------------------------  ----------------
0 years.......................................................................................................         6%
1 year........................................................................................................         5%
2 years.......................................................................................................         4%
3 years.......................................................................................................         3%
4 years.......................................................................................................         2%
5 years.......................................................................................................         1%
6 years or more...............................................................................................         0%

Exchange Fee........................................................................................       None
Annual Contract Fee.................................................................................       $ 30

Separate Account Annual Expenses (as a percentage of average account value)

Mortality and Expense Risk Charge...................................................................      1.25%
Administrative Expense Charge.......................................................................       .10%
Total Separate Account Annual Expenses..............................................................      1.35%

------------------------
 * There are no Early Withdrawal Charges on amounts up to the Withdrawal Amount Without Early Withdrawal Charge.

Dean Witter Variable Investment Series ("Fund") Expenses
(as a percentage of Fund average assets)

                                                                                             MANAGEMENT        OTHER
PORTFOLIO                                                                                       FEES        EXPENSES**
-----------------------------------------------------------------------------------------  --------------  -------------
Money Market.............................................................................        .50%            .03%
Quality Income Plus......................................................................        .50%(1)         .04%
High Yield...............................................................................        .50%            .04%
Utilities................................................................................        .65%(2)         .03%
Income Builder (5).......................................................................        .75%            .07%
Dividend Growth..........................................................................        .59%(3)         .02%
Capital Growth...........................................................................        .65%            .09%
Global Dividend Growth...................................................................        .75%            .13%
European Growth..........................................................................       1.00%            .17%
Pacific Growth...........................................................................       1.00%            .44%
Capital Appreciation (5).................................................................        .75%            .07%
Equity...................................................................................        .50%(4)         .04%
Strategist...............................................................................        .50%            .02%

                                                                                             TOTAL FUND
PORTFOLIO                                                                                  ANNUAL EXPENSES
-----------------------------------------------------------------------------------------  ---------------
Money Market.............................................................................         .53%
Quality Income Plus......................................................................         .54%
High Yield...............................................................................         .54%
Utilities................................................................................         .68%
Income Builder (5).......................................................................         .82%
Dividend Growth..........................................................................         .61%
Capital Growth...........................................................................         .74%
Global Dividend Growth...................................................................         .88%
European Growth..........................................................................        1.17%
Pacific Growth...........................................................................        1.44%
Capital Appreciation (5).................................................................         .82%
Equity...................................................................................         .54%
Strategist...............................................................................         .52%


------------------------
**  For the year ended December 31, 1995.
(1) This percentage is applicable to Portfolio net assets of up to $500 million. For net assets which exceed $500 million, the management fee will be 0.45%.
(2) This percentage is applicable to Portfolio net asets of up to $500 million. For net assets which exceed $500 million, the management fee will be 0.55%.
(3) The management fee will be 0.625% for net assets of up to $500 million. For net assets which exceed $500 million, but do not exceed $1 billion, the management fee will be 0.50% and for net assets that exceed $1 billion, the management fee will be 0.475%.

(4) This percentage is applicable to Portfolio net assets of up to $1 billion. For net assets which exceed $1 billion, the management fee will be 0.475%.

(5) The Income Builder Portfolio and the Capital Appreciation Portfolio are anticipated to commence operations on January 21, 1997. Dean Witter InterCapital Inc. has undertaken to assume all expenses for both the Income Builder Portfolio and the Capital Appreciation Portfolio until such time as the pertinent Portfolio has $50 million of net assets or until six months from the date of the portfolio's commencement of operations, whichever occurs first.


Example

You (the Owner) would pay the following expenses on a $1,000 investment, assuming a 5% annual return under the following circumstances:

If you surrender your Contract at the end of the applicable time period (or if you annuitize for a specified period of less than 120 months):


                                                                        1 YEAR       3 YEARS      5 YEARS     10 YEARS
                                                                         -----     -----------  -----------  -----------
Money Market Sub-Account............................................   $      63    $      87    $     114    $     228
Quality Income Plus Sub-Account.....................................   $      63    $      88    $     115    $     229
High Yield Sub-Account..............................................   $      63    $      88    $     115    $     229
Utilities Sub-Account...............................................   $      64    $      92    $     122    $     244
Income Builder Sub-Account..........................................   $      65    $      96    $     130    $     259
Dividend Growth Sub-Account.........................................   $      63    $      90    $     119    $     237
Capital Growth Sub-Account..........................................   $      65    $      94    $     125    $     251
Global Dividend Growth Sub-Account..................................   $      66    $      98    $     133    $     265
European Growth Sub-Account.........................................   $      69    $     107    $     148    $     295
Pacific Growth Sub-Account..........................................   $      72    $     115    $     161    $     321
Capital Appreciation Sub-Account....................................   $      65    $      96    $     130    $     259
Equity Sub-Account..................................................   $      63    $      88    $     115    $     229
Strategist Sub-Account..............................................   $      62    $      87    $     114    $     227


If you do not surrender your Contract or if you annuitize* for a specified period of 120 months or more, at the end of the applicable time period:


                                                                         1 YEAR       3 YEARS      5 YEARS     10 YEARS
                                                                          -----     -----------  -----------  -----------
Money Market Sub-Account.............................................   $      20    $      62    $     106    $     228
Quality Income Plus Sub-Account......................................   $      20    $      62    $     106    $     229
High Yield Sub-Account...............................................   $      20    $      62    $     106    $     229
Utilities Sub-Account................................................   $      22    $      66    $     114    $     244
Income Builder Sub-Account...........................................   $      23    $      71    $     121    $     259
Dividend Growth Sub-Account..........................................   $      21    $      64    $     110    $     237
Capital Growth Sub-Account...........................................   $      22    $      68    $     117    $     251
Global Dividend Growth Sub-Account...................................   $      24    $      73    $     124    $     265
European Growth Sub-Account..........................................   $      27    $      82    $     139    $     295
Pacific Growth Sub-Account...........................................   $      29    $      90    $     153    $     321
Capital Appreciation Sub-Account.....................................   $      23    $      71    $     121    $     259
Equity Sub-Account...................................................   $      20    $      62    $     106    $     229
Strategist Sub-Account...............................................   $      20    $      61    $     105    $     227


The above example should not be considered a representation of past or future expense or performance. Actual expenses of a Sub-Account may be greater or lesser than those shown. The purpose of the example is to assist you in understanding the various costs and expenses that you will bear directly or indirectly.
------------------------
 * Early Withdrawal Charges may be deducted from the Cash Value before it is applied to an income plan with a specified period of less than 120 months.

CONDENSED FINANCIAL INFORMATION
-----------------------------------------------------------


                                                                                        Accumulation Unit Values and Number
                                                                                       of Accumulation Units Outstanding for
                                                                                         Each Sub-Account since Inception*
                                                                                              FOR THE YEARS BEGINNING
                                                                                         JANUARY 1 AND ENDING DECEMBER 31,
                                                                               -----------------------------------------------------
                                                                                 1991       1992       1993       1994       1995
                                                                               ---------  ---------  ---------  ---------  ---------
MONEY MARKET SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period...............................    $10.452    $10.549    $10.765    $10.913    $11.178
  Accumulation Unit Value, End of Period.....................................    $10.549    $10.765    $10.913    $11.178    $11.653
  Number of Units Outstanding, End of Period.................................     70,118    402,184    396,727  1,084,005    975,338
QUALITY INCOME PLUS SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period...............................    $11.509    $12.163    $12.993    $14.487    $13.344
  Accumulation Unit Value, End of Period.....................................    $12.163    $12.993    $14.487    $13.344    $16.373
  Number of Units Outstanding, End of Period.................................     64,174    524,450  2,173,013  2,144,417  2,100,915
HIGH YIELD SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period...............................    $13.028    $13.982    $16.336    $20.022    $19.264
  Accumulation Unit Value, End of Period.....................................    $13.982    $16.336    $20.022    $19.264    $21.859
  Number of Units Outstanding, End of Period.................................      1,622     15,225    159,150    239,258    323,251
UTILITIES SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period...............................    $11.382    $12.454    $13.840    $15.798    $14.180
  Accumulation Unit Value, End of Period.....................................    $12.454    $13.840    $15.798    $14.180    $17.999
  Number of Units Outstanding, End of Period.................................     36,552    404,297  1,563,593  1,409,729  1,361,709
INCOME BUILDER SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period...............................     --         --         --         --         --
  Accumulation Unit Value, End of Period.....................................     --         --         --         --         --
  Number of Units Outstanding, End of Period.................................     --         --         --         --         --
DIVIDEND GROWTH SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period...............................    $13.135    $13.911    $14.844    $16.746    $15.981
  Accumulation Unit Value, End of Period.....................................    $13.911    $14.844    $16.746    $15.981    $21.505
  Number of Units Outstanding, End of Period.................................     78,758    512,298  1,676,673  2,186,642  2,355,001
CAPITAL GROWTH SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period...............................    $10.930    $12.697    $12.731    $11.682    $11.379
  Accumulation Unit Value, End of Period.....................................    $12.697    $12.731    $11.682    $11.379    $14.923
  Number of Units Outstanding, End of Period.................................     26,084    143,626    231,320    227,347    218,192
GLOBAL DIVIDEND GROWTH SUB-ACCOUNT                                                --         --         --
  Accumulation Unit Value, Beginning of Period...............................     --         --         --        $10.000     $9.912
  Accumulation Unit Value, End of Period.....................................     --         --         --         $9.912    $11.935
  Number of Units Outstanding, End of Period.................................     --         --         --        676,049    839,928
EUROPEAN GROWTH SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period...............................     $9.805    $10.020    $10.280    $14.290    $15.278
  Accumulation Unit Value, End of Period.....................................    $10.020    $10.280    $14.290    $15.278    $18.976
  Number of Units Outstanding, End of Period.................................      3,234     54,287    291,085    549,696    576,522
PACIFIC GROWTH SUB-ACCOUNT                                                        --         --         --
  Accumulation Unit Value, Beginning of Period...............................     --         --         --        $10.000     $9.221
  Accumulation Unit Value, End of Period.....................................     --         --         --         $9.221     $9.619
  Number of Units Outstanding, End of Period.................................     --         --         --        426,544    578,970
CAPITAL APPRECIATION SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period...............................     --         --         --         --         --
  Accumulation Unit Value, End of Period.....................................     --         --         --         --         --
  Number of Units Outstanding, End of Period.................................     --         --         --         --         --
EQUITY SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period...............................    $14.658    $16.799    $16.599    $19.604    $18.392
  Accumulation Unit Value, End of Period.....................................    $16.799    $16.599    $19.604    $18.392    $25.864
  Number of Units Outstanding, End of Period.................................      9,016     63,933    346,339    515,289    593,398
STRATEGIST SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period...............................    $12.437    $13.266    $14.035    $15.286    $15.675
  Accumulation Unit Value, End of Period.....................................    $13.266    $14.035    $15.286    $15.675    $16.919
  Number of Units Outstanding, End of Period.................................     14,159    547,208  1,529,877  1,862,227  1,739,991


------------------------------

 * All Sub-Accounts commenced operations on September 24, 1991, except for the Income Builder, Global Dividend Growth, Pacific Growth Sub-Accounts and Capital Appreciation. The Global Dividend Growth and Pacific Growth Sub-Accounts commenced operations on February 23, 1994. The Income Builder and the Capital Appreciation Sub-Accounts are anticipated to commence operations on January 21, 1997 and are anticipated to have Accumulation Unit Values initially set at $10.000. The Accumulation Unit Value for each of these Sub-Accounts was initially set at $10.000. The Accumulation Unit Values in the this table reflect a Mortality and Expense Risk Charge of 1.25% and an Administrative Expense Charge of .10%.

PERFORMANCE DATA
-----------------------------------------------------------

From time to time the Variable Account may publish advertisements containing performance data relating to its Sub-Accounts. The performance data for the Sub-Accounts (other than for the Money Market Sub-Account) will always be accompanied by total return quotations for the most recent one, five and ten year periods, or for a period from inception to date if the Sub-Account has not been available for one of the prescribed periods. The total return quotations for each period will be the average annual rates of return required for an initial Purchase Payment of $1,000 to equal the amount Owners would receive on a withdrawal of the Purchase Payment, after reflection of all recurring and nonrecurring charges.

In addition, the Variable Account may advertise the total return over different periods of time by means of aggregate, average, year-by-year or other types of total return figures. Such calculations may or may not reflect the deduction of some or all of the charges which may be imposed on the Contracts by the Variable Account which, if reflected, would reduce the performance quoted. The Variable Account from time to time may also advertise Accounts relative to indexes compiled by independent organizations.

Performance figures used by the Variable Account are based on actual historical performance of its Sub-Accounts for specified periods, and the figures are not intended to indicate future performance. More detailed information on the computation is set forth in the Statement of Additional Information.

FINANCIAL STATEMENTS
-----------------------------------------------------------


The financial statements of Allstate Life Insurance Company of New York and the Allstate Life of New York Variable Annuity Account II may be found in the Statement of Additional Information, which is incorporated by reference into this Prospectus and which is available upon request. (See Order Form on page 23.)


ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
AND THE VARIABLE ACCOUNT
-----------------------------------------------------------

ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK

The Company is the issuer of the Contract. Incorporated in 1967 as a stock life insurance company under the laws of New York, the Allstate Life Insurance Company of New York ("Company") has done business since 1984 as "Allstate Life Insurance Company of New York". From 1967 to 1978 the Company was known as "Financial Insurance Company" and from 1978 to 1984 the Company was known as "PM Life Insurance Company". The Company sells annuities and individual life insurance. The Company is currently licensed to operate in New York. The Company's home office is located in Farmingville, New York.

The Company is an indirect wholly owned subsidiary of Allstate Insurance Company ("Allstate") which is a stock insurance company incorporated under the laws of Illinois. With the exception of directors' qualifying shares, all of the outstanding capital stock of Allstate is owned by The Allstate Corporation ("Corporation"). In June 1995, Sears, Roebuck and Co. ("Sears") distributed in a tax-free dividend to its stockholders its remaining 80.3% ownership in the Corporation. As a result of the distribution, Sears no longer has an ownership interest in the Corporation.

DEAN WITTER REYNOLDS INC.


Dean Witter Reynolds Inc. ("Dean Witter") is the principal underwriter of the Contract. Dean Witter is a wholly owned subsidiary of Dean Witter, Discover & Co. ("Dean Witter Discover"). Dean Witter is located at Two World Trade Center, New York, New York, 10048. Dean Witter is a member of the New York Stock Exchange and the National Association of Securities Dealers, Inc.



Dean Witter Discover's subsidiary, Dean Witter InterCapital Inc. ("InterCapital"), is the investment manager of the Dean Witter Variable Investment Series. InterCapital is registered with the Securities and Exchange Commission as an investment adviser. As compensation for investment management, the Fund pays InterCapital a monthly advisory fee. These expenses are more fully described in the Fund's Prospectus attached to this Prospectus.

THE VARIABLE ACCOUNT

Established on May 18, 1990, the Variable Account is a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, but such registration does not signify that the Commission supervises the management or investment practices or policies of the Variable Account. The investment performance of the Variable Account is entirely independent of both the investment performance of the Company's general account and the performance of any other separate account.

The assets of the Variable Account are held separately from the other assets of the Company. They are not chargeable with liabilities incurred in the Company's other business operations. Accordingly, the income, capital gains and capital losses, realized or unrealized, incurred on the assets of the Variable Account are credited to or charged against the assets of the Variable Account, without regard to the income, capital gains or capital losses arising out of any other business the Company may conduct.


The Variable Account has been divided into thirteen Sub-Accounts, each of which invests solely in its corresponding Portfolio of the Dean Witter Variable Investment Series. Additional Sub-Accounts may be added at the discretion of the Company.


THE DEAN WITTER VARIABLE INVESTMENT SERIES

The Variable Account will invest exclusively in the Dean Witter Variable Investment Series (the "Fund"). Shares of the Fund are also offered to separate accounts of the Company which fund other variable annuity and variable life contracts. Shares of the Fund are also offered to separate accounts of a life insurance company affiliated with the Company which fund variable annuity and variable life contracts. Shares of the Fund may also be offered to separate accounts of certain non-affiliated life insurance companies which fund variable life insurance contracts. It is conceivable that in the future it may become disadvantageous for both variable life and variable annuity contract separate accounts to invest in the same underlying Fund. Although neither the Company nor the Fund currently foresees any such disadvantage, the Fund's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflict between the interests of variable annuity contract owners and variable life contract owners and to determine what action, if any, should be taken in response thereto.

Investors in the High Yield Portfolio should carefully consider the relative risks of investing in high yield securities, which are commonly known as junk bonds. Bonds of this type are considered to be speculative with regard to the payment of interest and return of principal. Investors in the High Yield Portfolio should also be cognizant of the fact that such securities are not generally meant for short-term investing and should assess the risks associated with an investment in the High Yield Portfolio.

Shares of the Portfolios of the Fund are not deposits, or obligations of, or guaranteed or endorsed by any bank and the shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.


The Fund has thirteen portfolios: the Money Market Portfolio, the Quality Income Plus Portfolio, the High Yield Portfolio, the Utilities Portfolio, the Income Builder Portfolio*, the Dividend Growth Portfolio, the Capital Growth Portfolio, the Global Dividend Growth Portfolio, the European Growth Portfolio, the Pacific Growth Portfolio, the Capital Appreciation Portfolio*, the Equity Portfolio and the Strategist Portfolio. Each Portfolio has different investment objectives and policies and operates as a separate investment fund.


The Money Market Portfolio seeks high current income, preservation of capital, and liquidity by investing in certain money market instruments, principally U.S. government securities, bank obligations, and high grade commercial paper.

The Quality Income Plus Portfolio seeks, as its primary objective, to earn a high level of current income and, as a secondary objective, capital appreciation, but only when consistent with its primary objective, by investing primarily in debt securities issued by the U.S. Government, its agencies and instrumentalities, including zero coupon securities and in fixed-income securities rated A or higher by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("Standard & Poor's") or non-rated securities of comparable quality, and by writing covered call and put options against such securities.

The High Yield Portfolio seeks as its objective, to earn a high level of current income by investing in a professionally managed diversified portfolio consisting principally of fixed-income securities rated Baa or lower by Moody's or BBB or lower by Standard & Poor's or non-rated securities of comparable quality, which are commonly known as junk bonds, and, as a secondary objective, capital appreciation when consistent with its primary objective.

The Utilities Portfolio seeks to provide current income and long-term growth of income and capital by investing primarily in equity and fixed-income securities of companies engaged in the public utilities industry.


The Income Builder Portfolio seeks, as its primary objective, reasonable income by investing primarily in common stock of large-cap companies which have a record of paying dividends and the potential for maintaining dividends, in preferred stock and in securities convertible into common stocks of small and mid-cap companies and, as its secondary objective, growth of capital.


The Dividend Growth Portfolio seeks to provide reasonable current income and long-term growth of income and capital by investing primarily in common stock of companies with a record of paying dividends and the potential for increasing dividends.


*  These Portfolios are anticipated to commence operations on January 21, 1997.

The Capital Growth Portfolio seeks to provide long-term capital growth by investing principally in common stocks.

The Global Dividend Growth Portfolio seeks to provide reasonable current income and long-term growth of income and capital by investing primarily in common stock of companies, issued by issuers worldwide, with a record of paying dividends and the potential for increasing dividends.

The European Growth Portfolio seeks to maximize the capital appreciation on its investments by investing primarily in securities issued by issuers located in Europe.

The Pacific Growth Portfolio seeks to maximize the capital appreciation of its investments by investing primarily in securities issued by issuers located in Asia, Australia and New Zealand.


The Capital Appreciation Portfolio seeks long-term capital appreciation by investing primarily in common stocks of U.S. companies that offer the potential for either superior earnings growth and/or appear to be undervalued.


The Equity Portfolio seeks, as its primary objective, growth of capital through investments in common stock of companies believed by the Investment Manager to have potential for superior growth and, as a secondary objective, income when consistent with its primary objective.

The Strategist Portfolio seeks a high total investment return through a fully managed investment policy utilizing equity securities, fixed-income securities rated Baa or higher by Moody's or BBB or higher by Standard & Poor's (or non-rated securities of comparable quality), and money market securities, and the writing of covered options on such securities and the collateralized sale of stock index options.

All  dividends  and  capital  gains   distributions  from  the  Portfolios   are
automatically reinvested in shares of the distributing Portfolio at their net asset value.

THERE IS NO ASSURANCE THAT ANY OF THE PORTFOLIOS WILL ATTAIN THEIR RESPECTIVE STATED OBJECTIVES. Additional information concerning the investment objectives and policies of the Portfolios can be found in the current prospectus for the Fund accompanying this Prospectus.

THE PROSPECTUS OF THE FUND SHOULD BE READ CAREFULLY BEFORE ANY DECISION IS MADE CONCERNING THE ALLOCATION OF PURCHASE PAYMENTS TO A PARTICULAR PORTFOLIO.

THE CONTRACTS
-----------------------------------------------------------

PURCHASE OF THE CONTRACTS

The Contracts may be purchased through sales representatives of Dean Witter. The first Purchase Payment must be at least $4,000 unless the Contract is a Qualified Contract, in which case the first Purchase Payment must be at least $1,000. Presently, the Company will accept an initial Purchase Payment of at least $1,000, but reserves the right to increase the minimum initial Purchase Payment amount to $4,000. All subsequent Purchase Payments must be $25 or more and may be made at any time prior to the Payout Start Date. Additional Purchase Payments may also be made from your bank account or your Dean Witter Active Assets-TM- Account through Automatic Additions. Please consult with your Dean Witter Account Executive for detailed information about Automatic Additions. The Automatic Additions program is not available for Qualified Contracts issued pursuant to a Dean Witter Custodial Account.

The Company reserves the right to underwrite or reject future additions.

CREDITING OF INITIAL PURCHASE PAYMENTS

A Purchase Payment accompanied by complete information will be credited to the Contract within two business days of receipt by the Company at its home office. If the information is not complete, the Company will credit the Purchase Payments to the Contract within five business days or return it at that time unless the applicant specifically consents to the Company holding the Purchase Payment until the information is complete. The Company reserves the right to reject any proposed purchase of the Contract. Subsequent Purchase Payments will be credited to the Contract at the close of the Valuation Period in which the Purchase Payment is received.

ALLOCATION OF PURCHASE PAYMENTS


On the application the Owner instructs the Company how to allocate the Purchase Payment among the fourteen Investment Alternatives. Purchase Payments may be allocated in whole percents, from 0% to 100%, to any Investment Alternative so long as the total allocation equals 100%. Purchase Payments may also be allocated in amounts of no less than $100. Unless the Owner notifies the Company otherwise, subsequent Purchase Payments are allocated according to the original instructions.


Each Purchase Payment will be credited to the Contract as Variable Account Accumulation Units equal to the amount of the Purchase Payment allocated to each Sub-Account divided by the Accumulation Unit value for that Sub-Account next computed after the Purchase Payment is credited to the Contract. For example, if a $10,000 Purchase Payment is credited to the Contract when the Accumulation Unit value equals $10, then 1,000 Accumulation Units would be credited to the Contract. The Variable Account, in turn, purchases shares of the corresponding Portfolio (see "Value of Variable Account Accumulation Units," page 13).



For a brief summary of how Purchase Payments allocated to the Fixed Account are credited to the Contract, see "The Fixed Account" on page 18.


VALUE OF VARIABLE ACCOUNT ACCUMULATION UNITS

The Accumulation Units in each Sub-Account of the Variable Account are valued separately. The value of Accumulation Units may change each Valuation Period according to the investment performance of the shares purchased by each Sub-Account and the deduction of certain expenses and charges.

A Valuation Period is the period between successive Valuation Dates. It begins at the close of business of each Valuation Date and ends at the close of business of the next succeeding Valuation Date. A Valuation Date is each day that the New York Stock Exchange is open for business except for any day in which there is an insufficient degree of trading in the Variable Account's portfolio securities that the value of Accumulation or Annuity Units might not be materially affected by changes in the value of the portfolio securities. Valuation Dates do not include such Federal and non-Federal holidays as are observed by the New York Stock Exchange. The New York Stock Exchange currently observes the following holidays: New Year's Day (January 1); President's Day (the third Monday in February); Good Friday (the Friday before Easter); Memorial Day (the last Monday in May); Independence Day (July 4); Labor Day (the first Monday in September); Thanksgiving Day (the fourth Thursday in November); and Christmas Day (December 25).

The value of an Accumulation Unit in a Sub-Account for any Valuation Period equals the value of the Accumulation Unit as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor for that Sub-Account for the current Valuation Period. The Net Investment Factor is a number representing the change on successive Valuation Dates in value of Sub-Account assets due to investment income, realized or unrealized capital gains or loss, deductions for taxes, if any, and deductions for the Mortality and Expense Risk Charge and Administrative Expense Charge.

TRANSFERS


Transfers must be at least $100 or the total amount in the Investment Alternative, whichever is less. Transfers to any Guarantee Period of the Fixed Account must be at least $500. Currently, there is no charge for transfers among the fourteen Investment Alternatives. The Company, however, reserves the right to assess a $25.00 charge on all transfers in excess of 12 per Contract Year. The Company will notify Owners at least 30 days prior to imposing the transfer charge.


Transfers out of any Sub-Account before the Payout Start Date may be made at any time.

After the Payout Start Date, transfers among Sub-Accounts of the Variable Account, or from the Variable Account to the Fixed Account may be made only once every six months and may not be made during the first six months following the Payout Start Date.

Transfers may be made pursuant to telephone instructions if the Owner authorizes telephone transfers at the time of purchase, or subsequently on a form provided by the Company. Telephone transfer requests will be accepted by the Company if received at 516/451-5170 by 4:00 p.m., Eastern Time. Telephone transfer requests received at any other telephone number or after 4:00 p.m., Eastern Time will not be accepted by the Company. Telephone transfer requests received before 4:00 p.m., Eastern Time are effected at the next computed value. Otherwise, transfer requests must be in writing, on a form provided by the Company.

Transfers may also be made automatically through Dollar Cost Averaging prior to the Payout Start Date. Dollar Cost Averaging permits the Owner to transfer a specified amount every month (or other frequencies that may be offered by the Company) from the Money Market Sub-Account to any other Sub-Account. Transfers made through Dollar Cost Averaging must be $100 or more. Dollar Cost Averaging cannot be used to transfer amounts to the Fixed Account. Please consult with your Dean Witter Account Executive for detailed information about Dollar Cost Averaging.

Transfers from Sub-Accounts of the Variable Account will be made based on the Accumulation Unit values next computed after the Company receives the transfer request at its home office.


For transfers involving the Fixed Account, see page 18.


SURRENDER AND WITHDRAWALS


The Owner may withdraw all or part of the Cash Value at anytime prior to the earlier of the death of the last surviving Annuitant, death of any Owner or the Payout Start Date. The amount available for withdrawal is the Cash Value next computed after the Company receives the request for a withdrawal at its home office, less any Early Withdrawal Charges, Contract Maintenance Charges or any remaining charge for premium taxes. Withdrawals from the Variable Account will be paid within seven days of receipt of the request, subject to postponement in certain circumstances. See "Delay of Payments," page 19. For withdrawals from the Fixed Account, see page 18.


The minimum partial withdrawal is $100. If the Cash Value after a partial withdrawal would be less than $500, then the Company will treat the request as one for a total surrender of the Contract and the entire Cash Value, less any charges and premium taxes, will be paid out.

Partial withdrawals may also be taken automatically through monthly Systematic Withdrawals. Systematic Withdrawals of

$100 or more may be requested at any time prior to the Payout Start Date. Please consult with your Dean Witter Account Executive for detailed information about Systematic Withdrawals.


For Qualified Contracts, the Company will, at the request of the Owner, automatically calculate and withdraw the IRS Required Minimum Distribution. Withdrawals taken to satisfy IRS Required Minimum Distribution rules will have any applicable withdrawal charges waived. This waiver is permitted only for withdrawals which satisfy distributions resulting from this Contract. Please consult with your Dean Witter Account Executive for detailed information about the Required Minimum Distribution program.



Withdrawals and surrenders may be subject to income tax and a 10% tax penalty. This tax and penalty is explained in "Federal Tax Matters" on page 19.


The full Contract Maintenance Charge will be deducted at the time of total surrender. The total amount paid at surrender may be more or less than the total Purchase Payments due to prior withdrawals, any deductions, and investment performance.

To complete the partial withdrawals, the Company will cancel Accumulation Units in an amount equal to the withdrawal and any applicable Early Withdrawal Charge and premium taxes. The Owner must name the Investment Alternative from which the withdrawal is to be made. If none is named, then the withdrawal request is incomplete and cannot be honored.

DEFAULT

So long as the Cash Value is not reduced to zero or a withdrawal does not reduce it to less than $500, the Contract will stay in force until the Payout Start Date even if no Purchase Payments are made after the first Purchase Payment.

CHARGES AND OTHER DEDUCTIONS
-----------------------------------------------------------

DEDUCTIONS FROM PURCHASE PAYMENTS

No deductions are currently made from Purchase Payments. Therefore the full amount of every Purchase Payment is invested in the Investment Alternative(s) to increase the potential for investment gain.

EARLY WITHDRAWAL CHARGE (CONTINGENT DEFERRED SALES CHARGE)

The Owner may withdraw the Cash Value at any time before the earliest of the Payout Start Date, the death of any Owner or the last surviving Annuitant's death.

There are no Early Withdrawal Charges on amounts up to the Withdrawal Amount Without Early Withdrawal Charge. A Withdrawal Amount Without Early Withdrawal Charge will be available in each Contract Year. The annual Withdrawal Amount Without Early Withdrawal Charge is 15% of all Purchase Payments. Amounts withdrawn in excess of the Withdrawal Amount Without Early Withdrawal Charge, may be subject to an Early Withdrawal Charge. Any Withdrawal Amount Without Early Withdrawal Charge not withdrawn in a Contract Year does not increase the Withdrawal Amount Without Early Withdrawal Charge in later Contract Years. Early Withdrawal Charges, if applicable, will be deducted from the amount paid.

In certain cases, distributions required by federal tax law (see the Statement of Additional Information for "IRS Required Distribution at Death Rules") may be subject to an Early Withdrawal Charge. Early Withdrawal Charges may be deducted from the Cash Value before it is applied to an Income Plan with a specified period of less than 120 months.

Withdrawal Amounts Without Early Withdrawal Charge and other partial withdrawals will be allocated on a first in, first out basis to Purchase Payments. For purposes of calculating the amount of the Early Withdrawal Charge, withdrawals are assumed to come from Purchase Payments first, beginning with the oldest payment. Unless the Company is instructed otherwise, for partial withdrawals, the Early Withdrawal Charge will be deducted from the amount paid, rather than from the remaining Cash Value. Once all Purchase Payments have been withdrawn, additional withdrawals will not be assessed an Early Withdrawal Charge.

Early Withdrawal Charges will be applied to amounts withdrawn in excess of a Withdrawal Amount Without Early Withdrawal Charge as set forth below:

                 COMPLETE CONTRACT                    APPLICABLE
               YEARS SINCE PURCHASE                   WITHDRAWAL
                   PAYMENT BEING                        CHARGE
                WITHDRAWN WAS MADE                    PERCENTAGE
---------------------------------------------------  ------------
0 years............................................       6%
1 year.............................................       5%
2 years............................................       4%
3 years............................................       3%
4 years............................................       2%
5 years............................................       1%
6 years or more....................................       0%

THE CUMULATIVE TOTAL OF ALL EARLY WITHDRAWAL CHARGES IS GUARANTEED NEVER TO EXCEED 6% OF AN OWNER'S PURCHASE PAYMENTS.

Early Withdrawal Charges will be used to pay sales commissions and other promotional or distribution expenses associated with the marketing of the Contracts. The Company does not anticipate that the Early Withdrawal Charges will cover all distribution expenses in connection with the Contract.


In addition, federal and state income tax may be withheld from withdrawal and surrender amounts. Certain surrenders may also be subject to a federal tax penalty. See "Federal Tax Matters," page 19.


CONTRACT MAINTENANCE CHARGE

A Contract Maintenance Charge is deducted annually from the Cash Value to reimburse the Company for its actual costs in maintaining each Contract and the Variable Account. THE COMPANY GUARANTEES THAT THE AMOUNT OF THIS CHARGE WILL NOT EXCEED $30 PER CONTRACT YEAR OVER THE LIFE OF THE CONTRACT. Maintenance costs include but are not limited to expenses incurred in billing and collecting Purchase Payments; keeping records; processing death claims and cash surrenders; policy changes and proxy statements; calculating Accumulation Unit and Annuity Unit values; and issuing reports to Owners and regulatory agencies. The Company does not expect to realize a profit from this charge.

On each Contract Anniversary, the Contract Maintenance Charge will be deducted from the Investment Alternatives in the same proportion that the Owner's interest in each bears to the total Cash Value. After the Payout Start Date, a pro rata share of the annual Contract Maintenance Charge will be deducted from each Income Payment. For example, 1/12 of the $30 or $2.50 will be deducted if there are twelve Income Payments during the Contract Year. The Contract Maintenance Charge will be deducted from the amount paid on a total surrender.


Prior to October 4, 1993, Vantage Computer Systems, Inc. was under contract with the Company to provide Contract recordkeeping services. As of October 4, 1993, the Company provides all Contract recordkeeping services.


ADMINISTRATIVE EXPENSE CHARGE

The Company will deduct an Administrative Expense Charge which is equal, on an annual basis to .10% of the daily net assets in the Variable Account. This charge is designed to cover actual administrative expenses which exceed the revenues from the Contract Maintenance Charge. The Company does not intend to profit from this charge. The Company reserves the right to increase this charge in the future. The Company believes that the Administrative Expense Charge and Contract Maintenance Charge have been set at a level that will recover no more than the actual costs associated with administering the Contract. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract.

MORTALITY AND EXPENSE RISK CHARGE

A Mortality and Expense Risk Charge will be deducted daily at a rate equal on an annual basis of 1.25% of the daily net assets in the Variable Account. The Company estimates that .85% is attributed to the assumption of mortality risks and .40% is attributed to the assumption of expense risks. THE COMPANY GUARANTEES THAT THE AMOUNT OF THIS CHARGE WILL NOT INCREASE OVER THE LIFE OF THE CONTRACT.

If the Mortality and Expense Risk Charge is insufficient to cover the Company's mortality costs and excess expenses, the Company will bear the loss. If the Charge is more than sufficient, the Company will retain the balance as profit. The Company currently expects a profit from this charge. Any such profit, as well as any other profit realized by the Company and held in its general account, (which supports insurance and annuity obligations), would be available for any proper corporate purpose, including, but not limited to, payment of distribution expenses.

The mortality risk arises from the Company's guarantee to cover all death benefits and to make Income Payments in accordance with the Income Payment Tables, thus, relieving the Annuitants of the risk of outliving funds accumulated for retirement.

The expense risk arises from the possibility that the Contract Maintenance and Early Withdrawal Charges, both of which are guaranteed not to increase, will be insufficient to cover actual administrative expenses.

TAXES

The Company will deduct state premium taxes or other taxes relative to the Contract (collectively referred to as "premium taxes") either at the Payout Start Date, or when a total withdrawal occurs. The Company reserves the right to deduct premium taxes from the Purchase Payments. Currently, no deductions are made because New York does not charge premium taxes on annuities.

At the Payout Start Date, the charge for premium taxes will be deducted from each Investment Alternative in the proportion that the Owner's interest in the Investment Alternative bears to the total Cash Value.

DEAN WITTER VARIABLE
INVESTMENT SERIES ("FUND")
EXPENSES

A complete description of the expenses and deductions from the Portfolios is found in the Fund's prospectus which is attached to this prospectus.

BENEFITS UNDER THE CONTRACT
-----------------------------------------------------------

DEATH BENEFITS PRIOR TO THE PAYOUT START DATE

If any Owner or the last surviving Annuitant dies prior to the Payout Start Date, and a Death Benefit is elected, it will be paid to the new Owner or Beneficiary. If requested to be paid in a lump sum within 180 days from the Date of Death, the Death Benefit will be the greatest of: (a) the sum of all Purchase Payments less any amounts deducted in connection with partial withdrawals including any applicable Early Withdrawal Charges or premium taxes; or (b) the Cash Value on the date we receive Due Proof of Death, or (c) the Cash Value on the most recent Death Benefit Anniversary less any amounts deducted in connection with partial withdrawals, including any applicable Early Withdrawal Charges and premium taxes deducted from the Cash Value since that anniversary. The Death Benefit Anniversary is every sixth Contract Anniversary. For example, the 6th, 12th and 18th Contract Anniversaries are the first three Death Benefit Anniversaries.

The Company will not settle any death claim until it receives Due Proof of Death. If an Owner dies prior to the Payout Start Date the new Owner will be the surviving Owner, if any, otherwise the new Owner will be the Beneficiary. Generally, this new Owner has the following options:

    1. The new Owner may elect, within 180 days of the date of death, to receive the Death Benefit in a lump sum;

    2. The new Owner may elect, within 180 days of the date of death, to receive the Settlement Value (the Settlement Value is the Cash Value less any applicable Early Withdrawal Charges and premium tax on the date payment is requested) payable within five years of the date of death.

    3. The new Owner may elect to apply an amount equal to the Death Benefit to one of the income plans. Payments must begin within one year of the date of death and must be over the life of the new Owner, or a period not to exceed the life expectancy of the new Owner.

    4. If the new Owner is the spouse of the deceased Owner, the new Owner may elect one of the above options or may continue the Contract.

If the new Owner who is not the spouse of the deceased Owner does not make one of these elections, the Settlement Value will be paid in a lump sum to the new Owner five years after the date of death.

If the new Owner is a non-natural person, then the new Owner must receive the Death Benefit in a lump sum, and the options listed above are not available.

If any Annuitant dies who is not also an Owner, the Owner must elect an applicable option listed below. If the option selected is 1(a) or 1(b)(ii) below, the new Annuitant will be the youngest Owner, unless the Owner names a different Annuitant.

    1.  If the Owner is a natural person:

        a. The Owner may choose to continue the Contract as if the death had not occurred; or

        b. If the Company receives due proof of death within 180 days of the date of the Annuitant's death, then the Owner may alternatively choose to:

             i.  Receive the Death Benefit in a lump sum; or

            ii. Apply the Death Benefit to an income plan which must begin within one year of the date of death and must be for a period equal to or less than the life expectancy of the Owner.

    2. If the Owner is a non-natural person: The Owner must receive the Death Benefit in a lump sum.

The value of the Death Benefit will be determined at the end of the Valuation Period during which the Company receives a complete request for payment of the Death Benefit, which includes Due Proof of Death.

DEATH BENEFITS AFTER THE PAYOUT START DATE

If the Annuitant and Joint Annuitant, if applicable, die after the Payout Start Date, the Company will pay the Death Benefit, if any, contained in the particular income plan.

If an Owner, who is not the Annuitant, dies after the Payout Start Date, payments will continue to be made under the particular income plan. The Beneficiary will be the recipient of such payments.

INCOME PAYMENTS
-----------------------------------------------------------

PAYOUT START DATE

The Payout Start Date is the day that Income Payments will start under the Contract. The Owner may change the Payout Start Date at any time by notifying the Company in writing of the change at least 30 days before the current Payout Start Date. The Payout Start Date must be (a) at least a month after the Issue Date; (b) the first day of a calendar month; and (c) no later than the first day of the calendar month after the Annuitant reaches age 85, or the 10th anniversary date, if later.

Unless the Owner notifies the Company in writing otherwise, the Payout Start Date will be the later of the first day of the calendar month after the Annuitant reaches age 85 or the 10th anniversary date.

AMOUNT OF VARIABLE ANNUITY INCOME PAYMENTS

The amount of Variable Annuity Income Payments depends upon the investment experience of the Portfolios selected by the Owner, any premium taxes, the age and sex of the Annuitant(s), and the income plan chosen. The Company guarantees that the Income Payments will not be affected by (1) actual mortality experience and (2) the amount of the Company's administration expenses.

The Contracts offered by this Prospectus contain life annuity tables that provide for different benefit payments to men and women of the same age. Nevertheless, in accordance with the U.S. Supreme Court's decision in ARIZONA GOVERNING COMMITTEE V. NORRIS, in certain employment-related situations, annuity tables that do not vary on the basis of sex may be used. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan, consideration should be given, in consultation with legal counsel, to the impact of NORRIS on any such plan before making any contributions under these Contracts. For qualified plans, where it is appropriate, a unisex endorsement is available.

The sum of Income Payments made may be more or less than the total Purchase Payments made because (a) Variable Annuity Income Payments vary with the investment results of the underlying Portfolios; (b) the Owner bears the investment risk with respect to all amounts allocated to the Variable Account;
(c) Annuitants may die before the actuarially expected Date of Death, and (d) Early Withdrawal Charges may be applicable. As such, the total amount of Income Payments cannot be predicted.


The duration of the income plan may affect the dollar amounts of each Income Payment. For example, if an income plan guaranteed for life is chosen, the Income Payments may be greater or lesser than Income Payments under an income plan for a specified period depending on the life expectancy of the Annuitant.


If the actual net investment experience is less than the assumed investment rate, then the dollar amount of the Income Payments will decrease. The dollar amount of the Income Payments will stay level if the net investment experience equals the assumed investment rate and the dollar amount of the Income Payments will increase if the net investment experience exceeds the assumed investment rate. For purposes of the Variable Annuity Income Payments, the assumed investment rate is found in the Contract.

If no payments have been received for three full years and if the Cash Value to be applied to an income plan is less than $2,000, or if the monthly payments determined under the Income Plan are less than $20, the Company may pay the Cash Value in a lump sum or change the payment frequency to an interval which results in Income Payments of at least $20.

INCOME PLANS

The Owner may elect a completely Fixed Annuity, a completely Variable Annuity or a combination Fixed and Variable Annuity. Up to 30 days before the Payout Start Date, the Owner may change the income plan or request any other form of income plan agreeable to both the Company and the Owner. Subsequent changes will not be permitted. If an income plan is chosen which depends on the Annuitant or Joint Annuitant's life, proof of age will be required before Income Payments begin. Premium taxes may be assessed. The income plans include:

INCOME PLAN 1--LIFE WITH PAYMENTS GUARANTEED FOR 120 MONTHS
Monthly payments will be made for as long as the Annuitant lives. If the Annuitant dies before 120 monthly payments have been made, the remainder of the 120 guaranteed monthly payments will be paid to the Owner, or if deceased, to the surviving Beneficiary.

INCOME PLAN 2--JOINT AND LAST SURVIVOR
Monthly payments beginning on the Payout Start Date will be made for as long as either the Annuitant or Joint Annuitant is living. It is possible under this option that only one monthly payment will be made if the Annuitant and Joint Annuitant both die before the second payment is made, or only two monthly payments will be made if they both die before the third payment, and so forth.

INCOME PLAN 3--PAYMENTS FOR A SPECIFIED PERIOD
Monthly payments beginning on the Payout Start Date will be made for a specified period. An Early Withdrawal Charge may apply if the specified period is less than 120 months. Payments under this option do not depend on the continuation of the Annuitant's life. If the Owner dies before the end of the specified period, the remaining payments will be paid to the surviving Beneficiary. The Mortality and Expense Risk Charge is deducted from the Variable Account even though the Company does not bear any mortality risk. If Income Plan 3 is chosen and the proceeds are derived from the Variable Account, the Owner or Beneficiary may surrender the Contract at any time by notifying the Company in writing.

In the event that an income plan is not selected, the Company will make Income Payments in accordance with Income Plan 1. At the Company's discretion, other income plans may be available upon request. The Company uses sex-distinct annuity tables. However, the Company reserves the right to use Income Payment tables which do not distinguish on the basis of sex.

THE FIXED ACCOUNT
-----------------------------------------------------------

CONTRIBUTIONS UNDER THE FIXED PORTION OF THE ANNUITY CONTRACT AND TRANSFERS TO THE FIXED PORTION BECOME PART OF THE GENERAL ACCOUNT OF THE COMPANY, WHICH SUPPORTS INSURANCE AND ANNUITY OBLIGATIONS. BECAUSE OF EXEMPTIVE AND
EXCLUSIONARY PROVISIONS, INTERESTS IN THE GENERAL ACCOUNT HAVE NOT BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT"), NOR IS THE GENERAL ACCOUNT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). ACCORDINGLY, NEITHER THE GENERAL ACCOUNT NOR ANY INTERESTS THEREIN ARE GENERALLY SUBJECT TO THE PROVISIONS OF THE 1933 OR 1940 ACTS AND THE COMPANY HAS BEEN ADVISED THAT THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURES IN THIS PROSPECTUS WHICH RELATE TO THE FIXED PORTION. DISCLOSURES REGARDING THE FIXED PORTION OF THE ANNUITY CONTRACT AND THE GENERAL ACCOUNT, HOWEVER, MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS RELATING TO THE ACCURACY AND COMPLETENESS OF STATEMENTS MADE IN PROSPECTUSES.

GENERAL DESCRIPTION

Contributions made to the Fixed Account are invested in the general account of the Company. The general account is made up of all of the general assets of the Company, other than those in the Variable Account and any other segregated asset account. Instead of the Owner bearing the investment risk as is the case for amounts in the Variable Account, the Company bears the full investment risk for all amounts contributed to the general account. The Company has sole discretion to invest the assets of the general account, subject to applicable law. The Company guarantees that the amounts allocated to the Fixed Account will be credited interest at a net effective interest rate of at least the minimum guaranteed rate found in the Contract. (This interest rate is net of separate account asset based charges of 1.35%). Currently the amount of interest credited in excess of the guaranteed rate will vary periodically in the sole discretion of the Company. Any interest held in the general account does not entitle an Owner to share in the investment experience of the general account.

Money deposited in the Fixed Account earns interest at the current rate in effect at the time of allocation or transfer for the Guarantee Period. After the Guarantee Period, a renewal rate will be declared. Subsequent renewal dates will be on anniversaries of the first renewal date. On or about each renewal date, the Company will notify the Owner of the interest rate(s) for the Contract Year then starting. This interest rate will be guaranteed by the Company for a full year and will not be less than the guaranteed rate found in the Contract. The Company may declare more than one interest rate for different monies based upon the date of allocation or transfer to the Fixed Account and based upon the Guarantee Period.


The Company will offer a one year Guarantee Period. Additional Guarantee Periods are offered at the sole discretion of the Company. The Company currently offers a 1 year and a 6 year Guarantee Period.


ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE FIXED ACCOUNT IN EXCESS OF THE GUARANTEED RATE FOUND IN THE CONTRACT WILL BE DETERMINED IN THE SOLE DISCRETION OF THE COMPANY.

TRANSFERS, SURRENDERS, AND WITHDRAWALS

Amounts may be transferred from the Sub-Accounts of the Variable Account to the Fixed Account, and prior to the Payout Start Date amounts may also be transferred from the Fixed Account to Sub-Accounts of the Variable Account.

The maximum amount in any Contract Year which may be transferred from the Fixed Account to the Variable Account or between Guarantee Periods of the Fixed Account is limited to the greater of (1) 25% of the value in the Fixed Account as of the most recent Contract Anniversary; if 25% of the value as of the most recent Contract Anniversary is greater than zero but less than $1,000, then up to $1,000 may be transferred; or (2) 25% of the sum of all Purchase Payments and transfers to the Fixed Account as of the most recent Contract Anniversary.

If the first renewal interest rate is less than the current rate that was in effect at the time money was allocated or transferred to the Fixed Account, the transfer restriction for that money and the accumulated interest thereon will be waived during the 60-day period following the first renewal date.

After the Payout Start Date no transfers may be made from the Fixed Account. Transfers from the Variable Account to the Fixed Account may not be made for six months after the Payout Start Date and may be made thereafter only once every six months.

Surrenders and withdrawals from the Fixed Account may be delayed for up to six months. After the Payout Start Date no surrenders or withdrawals may be made from the Fixed Account.

GENERAL MATTERS
-----------------------------------------------------------

OWNER


The Owner has the sole right to exercise all rights and privileges under the Contract, except as otherwise provided in the Contract. These rights include the right to name and change the Owner, Beneficiary and Annuitant. The Annuitant can be changed only if the Owner is a natural person. At time of designation, the age of the Annuitant may not exceed 80 years of age.


Generally, an Owner who is not a natural person is required to include in income each year any increase in the Cash Value to the extent the increase is attributable to contributions made after February 28, 1986.

BENEFICIARY

Subject to the terms of any irrevocable Beneficiary, the Owner may change the Beneficiary while the Annuitant is living by notifying the Company in writing. Any change will be effective at the time it is signed by the Owner, whether or not the Annuitant is living when the change is received by the Company. The Company will not, however, be liable as to any payment or settlements made prior to receiving the written notice.

Unless otherwise provided in the Beneficiary designation, the rights of any Beneficiary predeceasing the Annuitant will revert to the Owner or the Owner's estate. Multiple Beneficiaries may be named. Unless otherwise provided in the Beneficiary designation, if more than one Beneficiary survives the Annuitant, the surviving Beneficiaries will share equally in any amounts due.

DELAY OF PAYMENTS

Payment of any amounts due from the Variable Account under the Contract will occur within seven days, unless:

    1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

    2. An emergency exists as defined by the Securities and Exchange Commission; or

    3. The Securities and Exchange Commission permits delay for the protection of the Owners.


For payment or transfers from the Fixed Account, see page 18.


ASSIGNMENTS

The Owner may not assign an interest in a Contract as collateral or security for a loan. Otherwise, the Owner may assign benefits under the Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are due. No assignment will bind the Company unless it is signed by the Owner and filed with the Company. The Company is not responsible for the validity of an assignment.

MODIFICATION

The Company may not modify the Contract without the consent of the Owner except to make the Contract meet the requirements of the Investment Company Act of 1940, or to make the Contract comply with any changes in the Internal Revenue Code or required by the Code or by any other applicable law.

CUSTOMER INQUIRIES

The Owners or any persons interested in the Contract may make inquiries regarding the Contract by calling or writing their Dean Witter Account Executive.

FEDERAL TAX MATTERS
-----------------------------------------------------------

INTRODUCTION

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. THE COMPANY MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT. Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on the individual circumstances of each person. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF ANNUITIES IN GENERAL

Tax Deferral. Generally, an annuity contract owner is not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where (1) the Owner is a natural person, (2) the investments of the Variable Account are "adequately diversified" in accordance with Treasury Department ("Treasury") regulations and (3) the Company, instead of the annuity owner, is considered the owner of the Variable Account assets for federal income tax purposes.

Non-Natural Owners. As a general rule, annuity contracts owned by nonnatural persons are not treated as annuity contracts for federal income tax purposes and the income on such contracts is taxed as ordinary income received or accrued by the Owner during the taxable year. There are several exceptions to the general rule for Contracts owned by non-natural persons which are discussed in the Statement of Additional Information.

Diversification Requirements. For a contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" in accordance with the standards provided in the Treasury regulations. If the investments in the Variable Account are not adequately diversified, then the Contract will not be treated as an annuity contract for federal income tax purposes and the Contract Owner will be taxed on the excess of the Contract Value over the investment in the Contract. Although the Company does not have control over the Fund or its investments, the Company expects the Fund to meet the diversification requirements.

Investor Control. In connection with the issuance of the regulations on the adequate diversification standards, Treasury announced that the regulations do not provide guidance concerning the extent to which Contract Owners may direct their investments among Sub-Accounts of a Variable Account. The Internal Revenue Service has previously stated in published rulings that a variable Contract Owner will be considered the Owner of separate account assets if the Owner possesses incidents of ownership in those assets such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, Treasury announced that guidance would be issued in the future regarding the extent that Owners could direct their investments among Sub-Accounts without being treated as Owners of the underlying assets of the Variable Account. It is possible that Treasury's position, when announced, may adversely affect the tax treatment of existing Contracts. The Company, therefore, reserves the right to modify the Contract as necessary to attempt to prevent the Contract Owner from being considered the federal tax owner of the assets of the Variable Account.

Taxation of Partial and Full Withdrawals. In the case of a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value before the withdrawal exceeds the investment in the Contract. In the case of a partial withdrawal under a Qualified Contract, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract bears to the Contract Value, can be excluded from income. In the case of a full withdrawal under a Non-Qualified Contract or a Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract. If an individual transfers an annuity contract without full and adequate consideration to a person other than the individual's spouse (or to a former spouse incident to a divorce), the Owner will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Other than in the case of certain Qualified Contracts, any amount received as a loan under a Contract, and any assignment or pledge (or agreement to assign or pledge) of the Contract Value is treated as a withdrawal of such amount or portion.

Taxation of Annuity Payments. Generally, the rule for income taxation of payments received from an annuity contract provides for the return of the Owner's investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. In the case of variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. In the case of fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract.

Taxation of Annuity Death Benefits. Amounts may be distributed from an annuity contract because of the death of an Owner or Annuitant. Generally, such amounts are includible in income as follows: (1) if distributed in a lump sum, the amounts are taxed in the same manner as a full withdrawal or (2) if distributed under an annuity option, the amounts are taxed in the same manner as an annuity payment.

Penalty Tax on Premature Distributions. There is a 10% penalty tax on the taxable amount of any premature distribution from a non-qualified annuity contract. The penalty tax generally applies to any distribution made prior to the Owner attaining age 59 1/2. However, there should be no penalty tax on distributions to Owners (1) made on or after the Owner attains age 59 1/2; (2) made as a result of the Owner's death or disability; (3) made in substantially equal periodic payments over life or life expectancy; or (4) made under an immediate annuity. Similar rules apply for distributions under certain Qualified Contracts. Please see the Statement of Additional Information for a discussion of other situations in which the penalty tax may not apply.

Aggregation of Annuity Contracts. All non-qualified annuity contracts issued by the Company (or its affiliates) to the same Owner during any calendar year will be aggregated and treated as one annuity Contract for purposes of determining the taxable amount of a distribution.

TAX QUALIFIED CONTRACTS

Annuity contracts may be used as investments with certain tax qualified plans such as: (1) Individual Retirement Annuities under Section 408(b) of the Code;
(2) Simplified Employee Pension Plans under Section 408(k) of the Code; (3) Tax Sheltered Annuities under Section 403(b) of the Code; (4) Corporate and Self Employed Pension and Profit Sharing Plans; and (5) State and Local Government and Tax-Exempt Organization Deferred Compensation Plans. In the case of certain tax qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract.

Restrictions Under Section 403(b) Plans. Section 403(b) of the Code provides for tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. In accordance with the requirements of Section 403(b), any annuity contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only after the employee attains age 59 1/2, separates from service, dies, becomes disabled or on the account of hardship (earnings on salary reduction contributions may not be distributed on the account of hardship).

INCOME TAX WITHHOLDING

The Company is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless an individual elects to make a "direct rollover" of such amounts to another qualified plan or Individual Retirement Account or Annuity ("IRA"). Eligible rollover distributions generally include all distributions from Qualified Contracts, excluding IRAs, with the exception of (1) required minimum distributions, or (2) a series of substantially equal periodic payments made over a period of at least 10 years, or the life (joint lives) of the participant (and beneficiary). For any distributions from non-qualified annuity contracts, or distributions from Qualified Contracts which are not considered eligible rollover distributions, the Company may be required to withhold federal and state income taxes unless the recipient elects not to have taxes withheld and properly notifies the Company of such election.

VOTING RIGHTS
-----------------------------------------------------------

The Owner or anyone with a voting interest in the Sub-Account of the Variable Account may instruct the Company on how to vote at shareholder meetings of the Fund. The Company will solicit and cast each vote according to the procedures set up by the Fund and to the extent required by law. The Company reserves the right to vote the eligible shares in its own right, if subsequently permitted by the Investment Company Act of 1940, its regulations or interpretations thereof.

Before the Payout Start Date, the Owner holds the voting interest in the Sub-Account. (The number of votes for the Owner will be determined by dividing the Cash Value attributable to a Sub-Account by the net asset value per share of the applicable eligible Portfolio.)

After the Payout Start Date, the person receiving Income Payments has the voting interest. After the Payout Start Date, the votes decrease as Income Payments are made and as the reserves for the Contract decrease. That person's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Sub-Account by the net asset value per share of the corresponding eligible Portfolio.

SALES COMMISSION
-----------------------------------------------------------

From its profits the Company may pay a maximum sales commission of 6.0% of Purchase Payments and an annual sales administration expense allowance of up to 0.125% of the average net assets of the Fixed Account to Dean Witter Reynolds Inc., the principal underwriter of the Contracts.

                      STATEMENT OF ADDITIONAL INFORMATION

                               TABLE OF CONTENTS


The Contract................................................       3
  Purchase of Contracts.....................................       3
  Value of Variable Account Accumulation Units..............       3
  Performance Data..........................................       4
Standardized Total Return...................................       5
  Other Total Returns.......................................       5
  Transfers.................................................       6
  Tax-free Exchanges (1035 Exchanges, Rollovers and
   Transfers)...............................................       6
Income Payments.............................................       7
  Amount of Variable Annuity Income Payments................       7
General Matters.............................................       8
    Recordkeeping Services..................................       8
    Additions, Deletions or Substitutions of Investments....       8
    Reinvestment............................................       9
  Incontestability..........................................       9
  Settlements...............................................       9
  Safekeeping of the Variable Account's Assets..............       9
  Experts...................................................       9
  Legal Matters.............................................       9
Federal Tax Matters.........................................      10
  Introduction..............................................      10
  Taxation of Allstate Life Insurance Company of New York...      10
  Exceptions to the Non-Natural Owner Rule..................      10
  Penalty Tax on Premature Distributions....................      11
  IRS Requried Distribution at Death Rules..................      11
  Qualified Plans...........................................      11
Types of Qualified Plans....................................      12
  Individual Retirement Annuities...........................      12
  Simplified Employee Pension Plans.........................      12
  Tax Sheltered Annuities...................................      12
  Corporate and Self-Employed Pension and Profit Sharing
   Plans....................................................      12
  State and Local Government and Tax-Exempt Organization
   Deferred Compensation Plans..............................      12
Voting Rights...............................................      13
Sales Commissions...........................................      13
Financial Statements........................................     F-1

ORDER FORM
-----------------------------------------------------------

/ / Please send me a copy of the most recent Statement of Additional Information for the Allstate Life of New York Variable Annuity II.

------------------------  ---------------------------------------------
         (Date)                               (Name)

                          ---------------------------------------------
                                         (Street Address)

                          ---------------------------------------------
                            (City)            (State)            (Zip
                                              Code)

Send to:  Allstate Life Insurance Company of New York
          Post Office Box 9095
          Farmingville, New York 11738

          Attention:  Annuity Services

                      (This Page Left Intentionally Blank)

                       STATEMENT OF ADDITIONAL INFORMATION
              ALLSTATE LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT II
                                       OF
                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                                  P.O. BOX 9095
                       FARMINGVILLE, NEW YORK  11738

                      INDIVIDUAL VARIABLE ANNUITY CONTRACTS
                                 DISTRIBUTED BY

                            DEAN WITTER REYNOLDS INC.
                             TWO WORLD TRADE CENTER
                            NEW YORK, NEW YORK  10048


                              --------------------


     This Statement of Additional Information supplements the information in the Prospectus for the individual Flexible Premium Deferred Variable Annuity Contract ("Contract") offered by Allstate Life Insurance Company of New York ("Company"), an indirect wholly owned subsidiary of Allstate Insurance Company. The Contract is primarily designed to aid individuals in long-term financial planning and it can be used for retirement planning regardless of whether the plan qualifies for special federal income tax treatment.


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACT.


     You may obtain a copy of the Prospectus from Dean Witter Reynolds Inc. ("Dean Witter"), the principal underwriter and distributor of the Contract, by calling or writing Dean Witter at the address listed above.


     The Prospectus, dated December 31, 1996, has been filed with the United States Securities and Exchange Commission.



                             Dated December 31, 1996

                                TABLE OF CONTENTS




                                                                            Page
                                                                            ----

The Contract . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3
  Purchase of Contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . 3
  Value of Variable Account Accumulation Units . . . . . . . . . . . . . . . . 3
  Performance Data . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4
Standardized Total Return. . . . . . . . . . . . . . . . . . . . . . . . . . . 5
  Other Total Returns. . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5
  Transfers. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6
  Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers) . . . . . . . . 6
Income Payments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7
  Amount of Variable Annuity Income Payments . . . . . . . . . . . . . . . . . 7
General Matters. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 8
   Recordkeeping Services. . . . . . . . . . . . . . . . . . . . . . . . . . . 8
   Additions, Deletions or Substitutions of Investments. . . . . . . . . . . . 8
   Reinvestment. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 9
  Incontestability . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 9
  Settlements. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 9
  Safekeeping of the Variable Account's Assets . . . . . . . . . . . . . . . . 9
  Experts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 9
  Legal Matters. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 9
Federal Tax Matters. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .10
  Introduction . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .10
  Taxation of Allstate Life Insurance Company of New York. . . . . . . . . . .10
  Exceptions to the Non-Natural Owner Rule . . . . . . . . . . . . . . . . . .10
  Penalty Tax on Premature Distributions . . . . . . . . . . . . . . . . . . .11
  IRS Required Distribution at Death Rules . . . . . . . . . . . . . . . . . .11
  Qualified Plans. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .11
Types of Qualified Plans . . . . . . . . . . . . . . . . . . . . . . . . . . .12
  Individual Retirement Annuities. . . . . . . . . . . . . . . . . . . . . . .12
  Simplified Employee Pension Plans. . . . . . . . . . . . . . . . . . . . . .12
  Tax Sheltered Annuities. . . . . . . . . . . . . . . . . . . . . . . . . . .12
  Corporate and Self-Employed Pension and Profit Sharing Plans . . . . . . . .12
  State and Local Government and Tax-Exempt Organization Deferred
    Compensation Plans . . . . . . . . . . . . . . . . . . . . . . . . . . . .12
Voting Rights. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .13
Sales Commissions. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .13
Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . . . . . F-1

                                  THE CONTRACT

PURCHASE OF CONTRACTS

     The Contracts are offered to the public through brokers licensed under the federal securities laws and state insurance laws. The offering of the Contracts is continuous and the Company does not anticipate discontinuing the offering of the Contracts. However, the Company reserves the right to discontinue the offering of the Contracts.

VALUE OF VARIABLE ACCOUNT ACCUMULATION UNITS

     The value of Variable Account Accumulation Units will vary in accordance with investment experience of the Portfolio in which the Sub-Account invests. The number of such Accumulation Units credited to a Contract will not, however, change as a result of any fluctuations in the Accumulation Unit value.

     The Accumulation Units in each Sub-Account of the Variable Account are valued separately. The value of Accumulation Units in any Valuation Period will depend upon the investment performance of the shares purchased by each Sub-Account in a particular Portfolio.

     The value of an Accumulation Unit in a Sub-Account for any Valuation Period equals the value of such unit as of the immediately preceding Valuation Period, multiplied by the "Net Investment Factor" for that Sub-Account for the current Valuation Period. The Net Investment Factor for each Sub-Account for any Valuation Period is determined by dividing (A) by (B) and subtracting (C), where:

     (A)  is the sum of:

          (1) the net asset value per share of the Portfolio(s) underlying the Sub-Account determined at the end of the current valuation period; plus,

          (2) the per share amount of any dividend or capital gain distributions made by the Portfolio(s) underlying the Sub-Account during the current Valuation Period.

     (B) is the net asset value per share of the Portfolio(s) underlying the Sub-Account determined as of the end of the immediately preceding valuation period.

     (C) is the annualized Mortality and Expense Risk and Administrative Expense Charges divided by 365 and then multiplied by the number of calendar days in the current valuation period.

PERFORMANCE DATA

     From time to time the Variable Account may publish advertisements containing performance data relating to its Sub-Accounts. The performance data for the Sub-Accounts (other than for the Money Market Sub-Account) will always be accompanied by total return quotations.

     A Sub-Account's "average annual total return" represents an annualization of the Sub-Account's total return over a particular period and is computed by finding the annual percentage rate which will result in the ending redeemable value of a hypothetical $1,000 Purchase Payment made at the beginning of a one, five or ten year period, or for a period from the date of commencement of the Sub-Account's operations, if shorter than any of the foregoing. The formula for computing the average annual total return involves a percentage obtained by dividing the ending redeemable value, including deductions for any Early Withdrawal Charges or Contract Maintenance Charges imposed on the Contracts by the Variable Account, by the initial hypothetical $1,000 Purchase Payment, taking the "n"th root of the quotient (where "n" is the number of years in the period) and subtracting 1 from the result.

     The Early Withdrawal Charges assessed upon redemption are computed as follows: The Withdrawal Amount Without Early Withdrawal Charge is not assessed an Early Withdrawal Charge. Early Withdrawal Charges are charged on the amount of redemption equal to the Purchase Payment, reduced by the Withdrawal Amount Without Early Withdrawal Charge, if any. The remaining amount of the redemption, if any, is not assessed an Early Withdrawal Charge. The Early Withdrawal Charge Schedule specifies rates based on the Contract Year in which the Purchase Payment was made. One rate is specified for Purchase Payments made in the current Contract Year, another rate for Purchase Payments made in the prior Contract Year, another rate for Purchase Payments made in the second prior Contract Year, and so on until a rate for Purchase Payments made in the sixth
prior Contract Year or prior to it is reached.   For a one year total return
calculation the second rate, (i.e., the rate for Purchase Payments made in the prior Contract Year), is assessed. The Contract Maintenance Charge ($30 per contract) used in the total return calculation is prorated using the following method: The total amount of annual Contract fees collected during the year is divided by the total average net assets of all the Sub-Accounts. The resulting percentage is then multiplied by the ending Cash Value.

     In addition, the Variable Account may advertise the total return over different periods of time by means of aggregate, average, year-by-year or other types of total return figures. Such calculations would not reflect deductions for Early Withdrawal Charges or Contract Maintenance charges which may be imposed on the Contracts by the Variable Account which, if reflected, would reduce the performance quoted. The formula for computing such total return quotations involves a percent unit change calculation. This calculation is the Accumulation Unit value at the end of the defined period divided by the Accumulation Unit value at the beginning of such period minus 1. The periods included in such advertisements are "year-to-date" (prior calendar year end to the day of the advertisement); "year to most recent quarter" (prior calendar year end to the end of the most recent quarter); "the prior calendar year"; and inception (commencement of the Sub-Account's operation) to date (day of the advertisement).

                           STANDARDIZED TOTAL RETURN


     The standardized average annual total returns for the Sub-Accounts for the one-year and since inception periods ending December 31, 1995 are presented below:


Sub-Account                      One-Year          Since Inception*
-----------                      --------          ---------------
Capital Growth                   26.82%              7.18%
Dividend Growth                  30.24%             11.91%
Equity                           36.30%             13.92%
European Growth                  19.88%             16.44%
Global Dividend Growth           16.08%              7.82%
High Yield                        9.15%             12.57%
Money Market                       N/A               N/A
Pacific Growth                   -0.00              -4.53%
Quality Income Plus              18.37%              8.24%
Strategist                        3.61%              7.09%
Utilities                        22.61%             11.00%

* All Sub-Accounts commenced operation on September 24, 1991 except for the Global Dividend Growth and Pacific Growth Sub-Accounts. The Global Dividend
Growth and Pacific Growth Sub-Accounts commenced operation on February 23,
1994.


     From time to time, sales literature or advertisements may also quote average annual total returns for periods prior to the date the Variable Account commenced operations. Such performance information for the Sub-Accounts will be calculated based on the performance of the Portfolios and the assumption that the Sub-Accounts were in existence for the same periods as those indicated for the Portfolios, with the level of Contract charges currently in effect.

     Such average annual total return information for the Sub-Accounts (including deduction of the Surrender Charge) is as follows:

Sub-Account and Date
  of Inception of
Corresponding Portfolio        1 Year     5-Years     10-Years or Since Inception (if less)
-----------------------        ------     -------     -------------------------------------
Capital Growth****             26.82%      N/A         8.32%
Dividend Growth***             30.24%     14.11%      10.20%
Equity*                        36.30%     19.16%      11.96%
European Growth****            19.88%      N/A        13.91%
Global Dividend Growth*****    16.08%      N/A         7.82%
High Yield*                     9.15%     19.47%       6.35%
Money Market*                   N/A        N/A         N/A
Pacific Growth*****            -0.00%      N/A        -4.53%
Quality Income Plus**          18.37%      9.31%       8.03%
Strategist**                    3.61%      9.87%       7.91%
Utilities***                   22.61%     11.27%      10.21%

*     Portfolio inception date of March 9, 1984
**    Portfolio inception date of March 1, 1987
***   Portfolio inception date of March 1, 1990
****  Portfolio inception date of March 1, 1991
***** Portfolio inception date of February 23, 1994

OTHER TOTAL RETURNS

     From time to time, sales literature or advertisements may also quote average annual total returns that do not reflect the Surrender Charge. These are calculated in exactly the same way as the average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any charges on amounts surrendered. Sales literature or advertisements may also quote such average annual total returns for periods prior to the date the Variable Account commenced operations, calculated based on the performance of the Portfolios and the assumption that the Sub-Accounts were in existence for the same periods as those indicated for the Portfolios, with the level of Contract charges currently in effect except for the Surrender Charge.

     Such average annual total return information for the Sub-Accounts (not including deduction of the Surrender Charge) is as follows:

Sub-Account and Date
  of Inception of
Corresponding Portfolio        1 Year     5-Years     10-Years or Since Inception (if less)
-----------------------        ------     -------     -------------------------------------
Capital Growth****             31.14%      N/A          8.64%
Dividend Growth***             34.56%     14.27%       10.35%
Equity*                        40.63%     19.29%        6.41%
European Growth****            24.21%       N/A        14.17%
Global Dividend Growth*****    20.41%       N/A        10.04%
High Yield*                    13.47%     19.60%       12.01%
Money Market*                   N/A         N/A         N/A
Pacific Growth*****             4.32%       N/A        -2.08%
Quality Income Plus**          22.70%      9.49%        8.09%
Strategist**                    7.93%     10.05%        7.96%
Utilities***                   26.93%     11.44%       10.35%

*     Portfolio inception date of March 9, 1984
**    Portfolio inception date of March 1, 1987
***   Portfolio inception date of March 1, 1990
****  Portfolio inception date of March 1, 1991
***** Portfolio inception date of February 23, 1994


     The Variable Account may also advertise the performance of the Sub-Accounts relative to certain performance rankings and indexes compiled by independent organizations, such as: (a) Lipper Analytical Services, Inc.; (b) the Standard & Poor's 500 Composite Stock Price Index ("S & P 500"); and, (c) A.M. Best Company.

TRANSFERS

     The Owner may transfer amounts from one investment alternative to another prior to the Payout Start Date. Transfers are subject to the following restrictions:

     1. The minimum amount that may be transferred from an investment alternative is $100; if the total amount in an investment alternative is less than $100, the entire amount may be transferred.

     2. The minimum transfer to any Guarantee Period of the Fixed Account is $500.

     3. The maximum amount in any Contract Year which may be transferred from the Fixed Account to the Variable Account or between Guarantee Periods is limited to the greater of (1) 25% of the value in the Fixed Account as of the most recent Contract Anniversary; if 25% of the value as of the most recent Contract Anniversary is greater than zero but less than $1,000, then up to $1,000 may be transferred; or (2) 25% of the sum of all Purchase Payments and transfers to the Fixed Account as of the most recent Contract Anniversary.

     4. If the first renewal interest rate is less than the current rate that was in effect at the time money was allocated or transferred to the Fixed Account, the 25% transfer restriction for that money will be waived during the 60 day period following the first renewal date.

TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

     The Company accepts Purchase Payments which are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code. Except as required by federal law in calculating the basis of the Contract, the Company does not differentiate between Section 1035 Purchase Payments and non-Section 1035 Purchase Payments.

     The Company also accepts "rollovers" from Contracts qualifying as tax-sheltered annuities (TSAs), individual retirement annuities or accounts, (IRAs), or any other Qualified Contract which is eligible to "rollover" into an IRA.
The Company differentiates between Non-Qualified Contracts and TSAs and IRAs to the extent necessary to comply with federal tax laws. For example, the Company restricts the assignment, transfer or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. An Owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.

                             INCOME PAYMENTS

AMOUNT OF VARIABLE ANNUITY INCOME PAYMENTS


      The amount of the first Income Payment is calculated by applying the Contract Value allocated to each Sub-Account less any applicable premium tax charge deducted at this time, to the income payment tables in the Contract. The first Variable Annuity Income Payment is divided by the Sub-Account's then current Annuity Unit Value to determine the number of Annuity Units upon which later Income Payments will be based. Variable Annuity Income Payments after the first will be equal to the sum of the number of Annuity Units determined in this manner for each Sub-Account times the then current Annuity Unit Value for each respective Sub-Account.


     The value of an Annuity Unit in each Sub-Account of the Variable Account is set at $10. Annuity Units in each Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolios in which the Sub-Account invests. The value of the Annuity Unit for each Sub-Account at the end of any Valuation Period is calculated by: (a) multiplying the prior value by the Sub-Account's Net Investment Factor during the period; and then (b) dividing the product by the sum of 1.0 plus the assumed investment rate for the period. The assumed investment rate adjusts for the interest rate assumed in the annuity tables used to determine the dollar amount of the first Variable Annuity Income Payment, and is an effective annual rate of 4.0%.


     Currently, the amount of the first Income Payment paid under an Annuity Option is determined using 4% interest and the 1971 Individual Annuity Mortality Table with the following age adjustment (The revised Contract is based on the 1983A Individual Annuity Mortality Table.) An annuitant's age at his or her last birthday on or prior to the Income Starting Date will be set back one year each six full years between January 1, 1971 and the Income Starting Date (except in the case of Contracts based on the 1983A Table). Due to judicial or legislative developments regarding the use of tables which do not differentiate on the basis of sex, in some cases different annuity tables may be used.

                                 GENERAL MATTERS

RECORDKEEPING SERVICES

     In 1993, the Company paid $29,213.58 to Vantage for its services. The basis for the fee was an annual fee of $16 per policy, plus out of pocket expenses and fees for enhancements.

     As of October 4, 1993, the Company performs all Contract recordkeeping services.

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

     The Company retains the right, subject to any applicable law, to make additions to, deletions the from or substitutions for the Portfolio shares held by any Sub-Account of the Variable Account. The Company reserves the right to eliminate the shares of any of the Portfolios and to substitute shares of another Portfolio of the Fund, or of another open-end, registered investment company, if the shares of the Portfolio are no longer available for investment, or if, in the Company's judgment, investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account. Substitutions of shares attributable to an Owner's interest in a Sub-Account will not be made until the Owner has been notified of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval is required by the Investment Company Act of 1940. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Owners.

     The Company may also establish additional Sub-Accounts of the Variable Account. Each additional Sub-Account would purchase shares in a new Portfolio of the Fund or in another mutual fund. New Sub-Accounts may be established when, in the sole discretion of the Company, marketing needs or investment conditions warrant. Any new Sub-Accounts will be made available to existing Owners on a basis to be determined by the Company. The Company may also eliminate one or more Sub-Accounts if, in its sole discretion, marketing, tax or investment conditions so warrant.

     In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in the Contract as may be necessary or appropriate to reflect such substitution or change. If deemed to be in the best interests of persons having voting rights under the policies, the Variable Account may be operated as a management company under the Investment Company Act of 1940 or it may be deregistered under such Act in the event such registration is no longer required.

REINVESTMENT

     All dividends and capital gains distributions from the Portfolios are automatically reinvested in shares of the distributing Portfolio at their net asset value.

INCONTESTABILITY

     The Contract will not be contested after it is issued.

SETTLEMENTS

     The Contract must be returned to the Company prior to any settlement. Due proof of the Owner(s) or the Annuitant's (and any Joint Annuitant's) death must be received prior to settlement of a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

     The Company holds title to the assets of the Variable Account. The assets are kept physically segregated and held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Portfolio shares held by each of the Sub-Accounts.

     The Dean Witter Variable Investment Series ("Fund") does not issue certificates and, therefore, the Company holds the Account's assets in open account in lieu of stock certificates. See the Fund's Prospectus for a more complete description of the Fund's custodian.

EXPERTS

     The financial statements of the Variable Account and the financial statements and financial statement schedules of the Company appearing in this Statement of Additional Information (which is incorporated by reference in the prospectus of Allstate Life of New York Variable Annuity Account II of Allstate Life Insurance Company of New York) have been audited by Deloitte & Touche
LLP, Two Prudential Plaza, 180 N. Stetson Avenue, Chicago, Illinois, independent auditors, as stated in their reports appearing herein and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

LEGAL MATTERS

     Legal advice regarding certain matters relating to the federal securities laws applicable to the issue and sale of the Contracts has been provided by Routier and Johnson, P.C., of Washington, D.C.. All matters of New York law pertaining to the Contracts, including the validity of the Contracts and the Company's right to issue such Contracts under New York insurance law, have been passed upon by Michael J. Velotta, General Counsel of Allstate Life Insurance Company of New York.

                               FEDERAL TAX MATTERS


INTRODUCTION

     THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. THE COMPANY MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT. Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on the individual circumstances of each person. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK

     The Company is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code. The following discussion assumes that the Company is taxed as a life insurance company under Part I of Subchapter L.
Since the Variable Account is not an entity separate from the Company, and its operations form a part of the Company, it will not be taxed separately as a "regulated Investment Company" under Subchapter M of the Code. Investment income and realized capital gains are automatically applied to increase reserves under the contract. Under existing federal income tax law, the Company believes that the Variable Account investment income and realized net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the contract.

     Accordingly, the Company does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in the Company being taxed on income or gains attributable to the Variable Account, then the Company may impose a charge against the Variable Account (with respect to some or all contracts) in order to set aside provisions to pay such taxes.

EXCEPTIONS TO THE NON-NATURAL OWNER RULE

     There are several exceptions to the general rule that contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain qualified plans; (4) certain contracts used in connection with structured settlement agreements, and (5) contracts purchased with a single premium when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

PENALTY TAX ON PREMATURE DISTRIBUTIONS

     There is a 10% penalty tax on the taxable amount of any payment received from a non-qualified annuity contract unless: (1) made after the owner reaches 59 1/2; (2) attributable to the owner's disability; (3) attributable to investment before August 14, 1982, including earnings on pre-August 14, 1982 investment; (4) made from certain qualified contracts; (5) made after the death of the owner; (6) made under an immediate annuity contract; (7) made from an annuity purchased and held by an employer upon the termination of a qualified retirement plan; (8) made under a qualified funding asset; (9) made as part of a series of substantially equal periodic payments (not less frequently than annually) for the life of or life expectancy of the owner or the joint lives of joint life expectancies of the owner and designated beneficiary. Similar rules apply in the case of qualified contracts.

IRS REQUIRED DISTRIBUTION AT DEATH RULES

     In order to be considered an annuity contract for federal income tax purposes, an annuity contract must provide: (1) if any owner dies on or after the annuity start date but before the entire interest in the contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the owner's death; (2) if any owner dies prior to the annuity start date, the entire interest in the contract will be distributed within five years after the date of the owner's death. These requirements are satisfied if any portion of the owner's interest which is payable to (or for the benefit of) a designated beneficiary is distributed over the life of such beneficiary (or over a period not extending beyond the life expectancy of the beneficiary) and the distributions begin within one year of the owner's death. If the owner's designated beneficiary is the surviving spouse of the owner, the contract may be continued with the surviving spouse as the new owner. If the owner of the contract is a non-natural person, then the annuitant will be treated as the owner for purposes of applying the distribution at death rules. In addition, a change in the annuitant on a contract owned by a non-natural person will be treated as the death of the owner.

QUALIFIED PLANS

     This annuity contract may be used with several types of qualified plans. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Adverse tax consequences may result from excess contributions, premature distributions, distributions that do not conform to specified commencement and minimum distribution rules, excess distributions and in other circumstances. Owners and participants under the plan and annuitants and beneficiaries under the contract may be subject to the terms and conditions of the plan regardless of the terms of the contract.

                            TYPES OF QUALIFIED PLANS

INDIVIDUAL RETIREMENT ANNUITIES

     Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity. Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.

SIMPLIFIED EMPLOYEE PENSION PLANS

     Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees using the employees' individual retirement annuities if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to their individual retirement annuities.

TAX SHELTERED ANNUITIES

     Section 403(b) of the Code permits public school employees and employees of certain types of tax-exempt organizations (specified in Section 501(c)(3) of the Code) to have their employers purchase annuity contracts for them, and subject to certain limitations, to exclude the purchase payments from the employees' gross income. An annuity contract used for a Section 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only after the employee attains age 59 1/2, separates from service, dies, becomes disabled or in the case of hardship (earnings on salary reduction contributions may not be distributed for hardship).

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS

     Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax favored retirement plans for employees. The Self-Employed Individuals Retirement Act of 1962, as amended, (commonly referred to as "H.R. 10" or "Keogh") permits self-employed individuals to establish tax favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of annuity contracts in order to provide benefits under the plans.

STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION DEFERRED COMPENSATION
PLANS

     Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, under the non-natural owner rules, such contracts are not treated as annuity contracts for federal income tax purposes.

                                  VOTING RIGHTS

     The number of votes which a person has the right to instruct will be calculated separately for each Sub-Account. That number will be determined by applying his/her percentage interest, if any, in a particular Sub-Account to the total number of votes attributable to the Sub-Account.

     The number of votes of the Portfolio which an Owner has a right to instruct will be determined as of the date coincident with the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the Fund.

     Fund shares as to which no timely instructions are received will be voted in proportion to the voting instructions which are received with respect to all Contracts participating in that Sub-Account. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

     Each person having a voting interest in a Sub-Account will receive proxy material, reports and other materials relating to the appropriate Portfolio.

                                SALES COMMISSIONS

     The Company pays Dean Witter for its underwriting and general agent's services a sales commission of up to 6.0% of the Purchase Payments and sales administration expense allowance of up to 0.125% of the average net assets of the Fixed Account. These commissions are intended to cover Dean Witter's expenses in distributing and selling the Contracts.

     Under the Underwriting Agreement and Managing General Agent's Agreement between Dean Witter and the Company, Dean Witter is responsible for paying costs and expenses associated with licensing its agents, paying agent's commissions, printing, mailing and distributing the Prospectus to prospective purchasers; and preparing, printing and distributing sales literature. In the event the commissions fail to adequately compensate Dean Witter for these expenses, Dean Witter will pay these expenses from its own funds.

                          INDEPENDENT AUDITORS' REPORT

TO THE BOARD OF DIRECTORS AND SHAREHOLDER
OF ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK:

We have audited the accompanying Statements of Financial Position of Allstate Life Insurance Company of New York as of December 31, 1995 and 1994, and the related Statements of Operations, Shareholder's Equity and Cash Flows for each of the three years in the period ended December 31, 1995. Our audits also included Schedule IV -- Reinsurance and Schedule V -- Valuation and Qualifying Accounts. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of Allstate Life Insurance Company of New York as of December 31, 1995 and 1994, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1995 in conformity with generally accepted accounting principles. Also, in our opinion,
Schedule IV -- Reinsurance and Schedule V -- Valuation and Qualifying Accounts, when considered in relation to the basic financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 3 to financial statements, in 1993 the Company changed its method of accounting for investments in fixed income securities.

/s/ Deloitte & Touche LLP

Chicago, Illinois
March 1, 1996

                  ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                        STATEMENTS OF FINANCIAL POSITION

                                                                                                    DECEMBER 31
                                                                                             --------------------------
                                                                                                 1995          1994
                                                                                             ------------  ------------
                                                                                                  ($ IN THOUSANDS)
Assets
  Investments
    Fixed income securities
      Available for sale, at fair value (amortized cost $1,219,418 and $468,518)...........  $  1,424,893  $    457,018
      Held to maturity, at amortized cost (fair value $583,000)............................                     601,359
    Mortgage loans.........................................................................        86,394        86,435
    Policy loans...........................................................................        22,785        20,500
    Short-term.............................................................................         7,257         7,212
                                                                                             ------------  ------------
        Total investments..................................................................     1,541,329     1,172,524
  Deferred acquisition costs...............................................................        53,944        50,699
  Accrued investment income................................................................        18,828        16,518
  Reinsurance recoverable..................................................................         3,331        10,365
  Deferred income taxes....................................................................                      17,443
  Cash.....................................................................................         1,472         1,763
  Other assets.............................................................................         3,924         4,763
  Separate Accounts........................................................................       220,141       175,918
                                                                                             ------------  ------------
        Total assets.......................................................................  $  1,842,969  $  1,449,993
                                                                                             ------------  ------------
                                                                                             ------------  ------------
Liabilities
  Reserve for life insurance policy benefits...............................................  $    838,739  $    626,316
  Contractholder funds.....................................................................       499,548       483,812
  Deferred income taxes....................................................................        23,659
  Other liabilities and accrued expenses...................................................         8,950        13,304
  Net payable to affiliates................................................................         1,865         1,402
  Separate Accounts........................................................................       220,141       175,918
                                                                                             ------------  ------------
        Total liabilities..................................................................     1,592,902     1,300,752
                                                                                             ------------  ------------
Shareholder's Equity
  Common stock, $25 par value, 80,000 shares authorized, issued and outstanding............         2,000         2,000
  Additional capital paid-in...............................................................        45,787        45,787
  Unrealized net capital gains (losses)....................................................        74,413        (6,891)
  Retained income..........................................................................       127,867       108,345
                                                                                             ------------  ------------
        Total shareholder's equity.........................................................       250,067       149,241
                                                                                             ------------  ------------
        Total liabilities and shareholder's equity.........................................  $  1,842,969  $  1,449,993
                                                                                             ------------  ------------
                                                                                             ------------  ------------

                       See notes to financial statements.

                  ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                            STATEMENTS OF OPERATIONS

                                                                                         YEAR ENDED DECEMBER 31,
                                                                                    ----------------------------------
                                                                                       1995        1994        1993
                                                                                    ----------  ----------  ----------
                                                                                             ($ IN THOUSANDS)
Revenues
  Premium income (net of reinsurance ceded of $2,147, $2,198 and $4,929)..........  $  126,713  $   70,070  $  110,051
  Contract charges................................................................      21,603      18,490      16,862
  Net investment income...........................................................     104,384      96,911      95,956
  Realized capital (losses) gains.................................................      (1,846)        778       4,576
                                                                                    ----------  ----------  ----------
                                                                                       250,854     186,249     227,445
                                                                                    ----------  ----------  ----------
Costs and expenses
  Provision for policy benefits (net of reinsurance recoveries of $1,581, $1,860
   and $1,773)....................................................................     198,055     137,434     175,676
  Amortization of deferred acquisition costs......................................       5,502       3,875      10,319
  Operating costs and expenses....................................................      17,864      16,330      21,575
  Early retirement program........................................................                   1,210
                                                                                    ----------  ----------  ----------
                                                                                       221,421     158,849     207,570
                                                                                    ----------  ----------  ----------
Income before income taxes........................................................      29,433      27,400      19,875
Income tax expense................................................................       9,911       9,179       6,712
                                                                                    ----------  ----------  ----------
Net income........................................................................  $   19,522  $   18,221  $   13,163
                                                                                    ----------  ----------  ----------
                                                                                    ----------  ----------  ----------

                       See notes to financial statements.

                  ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                       STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                                     UNREALIZED
                                                                        ADDITIONAL   NET CAPITAL
                                                             COMMON       CAPITAL       GAINS      RETAINED
                                                              STOCK       PAID-IN     (LOSSES)      INCOME      TOTAL
                                                           -----------  -----------  -----------  ----------  ----------
                                                                                 ($ IN THOUSANDS)
Balance, December 31, 1992...............................   $   2,000    $  45,787    $  --       $   76,961  $  124,748
  Net income.............................................                                             13,163      13,163
  Change in unrealized net capital gains
   and losses............................................                                25,391                   25,391
                                                           -----------  -----------  -----------  ----------  ----------
Balance, December 31, 1993...............................       2,000       45,787       25,391       90,124     163,302
  Net income.............................................                                             18,221      18,221
  Change in unrealized net capital gains
   and losses............................................                               (32,282)                 (32,282)
                                                           -----------  -----------  -----------  ----------  ----------
Balance, December 31, 1994...............................       2,000       45,787       (6,891)     108,345     149,241
  Net income.............................................                                             19,522      19,522
  Change in unrealized net capital gains
   and losses............................................                                81,304                   81,304
                                                           -----------  -----------  -----------  ----------  ----------
Balance, December 31, 1995...............................   $   2,000    $  45,787    $  74,413   $  127,867  $  250,067
                                                           -----------  -----------  -----------  ----------  ----------
                                                           -----------  -----------  -----------  ----------  ----------

                       See notes to financial statements.

                  ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                            STATEMENTS OF CASH FLOWS

                                                                                        YEAR ENDED DECEMBER 31,
                                                                                 -------------------------------------
                                                                                    1995         1994         1993
                                                                                 -----------  -----------  -----------
                                                                                           ($ IN THOUSANDS)
Cash flows from operating activities:
  Net income...................................................................  $    19,522  $    18,221  $    13,163
  Adjustments to reconcile net income to net cash from operating activities:
    Realized capital losses (gains)............................................        1,846         (778)      (4,576)
    Depreciation, amortization and other non-cash items........................      (22,348)     (18,969)     (14,618)
    Interest credited to contractholder funds..................................       26,924       27,233       26,476
    Increase in reserve for policy benefits and contractholder funds...........      103,513       55,233      101,348
    Increase in deferred acquisition costs.....................................       (5,537)      (6,850)      (2,396)
    Increase in accrued investment income......................................       (2,497)        (102)        (114)
    Change in deferred income taxes............................................       (2,674)      (5,993)       7,564
  Changes in other operating assets and liabilities............................        3,894      (18,082)      (3,609)
                                                                                 -----------  -----------  -----------
      Net cash from operating activities.......................................      122,643       49,913      123,238
                                                                                 -----------  -----------  -----------
Cash flows from investing activities:
  Proceeds from sales
    Fixed income securities available for sale.................................       13,526       49,903
    Fixed income securities....................................................                                 46,496
  Investment collections
    Fixed income securities available for sale.................................       30,871       54,796
    Fixed income securities held to maturity...................................        3,067       17,186
    Fixed income securities....................................................                                153,518
    Mortgage loans.............................................................        6,499        9,744        2,382
  Investment purchases
    Fixed income securities available for sale.................................     (142,205)    (137,684)
    Fixed income securities held to maturity...................................      (32,046)     (38,709)
    Fixed income securities....................................................                               (282,979)
    Mortgage loans.............................................................       (9,864)     (10,132)     (15,642)
  Change in short-term investments, net........................................          (45)      41,528        4,254
  Change in policy loans, net..................................................         (859)      (2,133)          84
                                                                                 -----------  -----------  -----------
      Net cash from investing activities.......................................     (131,056)     (15,501)     (91,887)
                                                                                 -----------  -----------  -----------
Cash flows from financing activities:
  Contractholder fund deposits.................................................       76,534       57,468       84,024
  Contractholder fund withdrawals..............................................      (68,412)     (92,574)    (115,698)
                                                                                 -----------  -----------  -----------
      Net cash from financing activities.......................................        8,122      (35,106)     (31,674)
                                                                                 -----------  -----------  -----------
Net decrease in cash...........................................................         (291)        (694)        (323)
Cash at beginning of year......................................................        1,763        2,457        2,780
                                                                                 -----------  -----------  -----------
Cash at end of year............................................................  $     1,472  $     1,763  $     2,457
                                                                                 -----------  -----------  -----------
                                                                                 -----------  -----------  -----------

                       See notes to financial statements.

                  ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                         NOTES TO FINANCIAL STATEMENTS
                                ($ IN THOUSANDS)

1.  ORGANIZATION AND NATURE OF OPERATIONS
    Allstate Life Insurance Company of New York (the "Company") is wholly owned by a wholly-owned subsidiary ("Parent") of Allstate Insurance Company ("Allstate"), a wholly-owned subsidiary of The Allstate Corporation (the "Corporation"). On June 30, 1995, Sears, Roebuck and Co. ("Sears") distributed its 80.3% ownership in the Corporation to Sears common shareholders through a tax-free dividend (the "Distribution").

    The Company markets life insurance and group and individual annuities in the state of New York, with products consisting predominately of structured settlement annuities sold through independent brokers. The Company also utilizes Allstate agencies and direct marketing to distribute its traditional and universal life and accident and disability insurance products. Additionally, flexible premium deferred variable annuity contracts and certain single and flexible premium annuities are marketed to individuals through the account executives of Dean Witter Reynolds, Inc. ("Dean Witter") (Note 4).

    The Company utilizes various modeling techniques in managing the relationship between assets and liabilities. Structured settlement annuity contracts issued by the Company are long-term in nature and involve fixed guarantees relating to the amount and timing of benefit payments. In addition, single and flexible premium annuity contracts issued by the Company are subject to discretionary withdrawal or surrender by the contractholder, subject to applicable surrender charges. The fixed income securities supporting these obligations have been selected to meet the anticipated cash flow requirements of the related liabilities; however, in a low interest rate environment, funds from maturing investments, particularly those supporting long-term structured settlement annuity obligations, may be reinvested at substantially lower interest rates than those which prevailed when the funds were previously invested. The Company employs strategies to minimize exposure to interest rate risk and to maintain investments which are sufficiently liquid to meet obligations to contractholders in various interest rate scenarios.

    The Company monitors economic and regulatory developments which have the potential to impact its business. Currently, there is proposed legislation which would permit banks greater participation in securities businesses, which could eventually present an increased level of competition for sales of the Company's annuity contracts. Furthermore, the federal government may enact changes which could possibly eliminate the tax-advantaged nature of annuities or eliminate consumers' need for tax deferral, thereby reducing the incentive for customers to purchase the Company's products. While it is not possible to predict the outcome of such issues with certainty, management evaluates the likelihood of various outcomes and develops strategies, as appropriate, to respond to such challenges.

    To conform with the 1995 presentation, certain items in the prior year's financial statements and notes have been reclassified.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    LIFE INSURANCE ACCOUNTING

    The Company writes traditional life, accident and disability insurance. The Company also writes long-duration insurance contracts with terms that are not fixed and guaranteed, including single premium life insurance contracts, which are considered universal life-type contracts. The Company also sells long-duration contracts that

                  ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                ($ IN THOUSANDS)

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
do not involve significant risk of policyholder mortality or morbidity (principally single and flexible premium fixed and variable annuities and structured settlement annuities when sold without life contingencies), which are considered investment contracts. Limited payment contracts (policies with premiums paid over a period shorter than the contract period) primarily consist of group annuities and structured settlement annuities, when sold with life contingencies.

    Premiums for traditional life insurance are recognized as revenue when due. Accident and disability premiums are earned on a pro rata basis over the policy period. Revenues on universal life-type contracts are comprised of contract charges and fees and are recognized when assessed against the policyholder account balance. Revenues on investment contracts include contract charges and fees for contract administration and surrenders. These revenues are recognized when levied against the contract balances. Gross premiums in excess of the net premium on limited payment contracts are deferred and recognized over the contract period.

    The reserve for life insurance policy benefits, which relates to traditional life, group annuities and structured settlement annuities with life contingencies, and accident and disability insurance, is computed on the basis of assumptions as to future investment yields, mortality, morbidity, terminations and expenses. These assumptions, which for traditional life are applied using the net level premium method, include provisions for adverse deviation and generally vary by such characteristics as plan, year of issue and policy duration. Reserve interest rates ranged from 6.2% to 9.5% during 1995. To the extent that unrealized gains on available for sale securities would result in a premium deficiency had those gains actually been realized, the related increase in reserves is recorded as a reduction of the unrealized gains included in shareholder's equity.

    Contractholder funds arise from the issuance of individual contracts that include an investment component, including most annuities and universal life-type contracts. Payments received are recorded as interest-bearing liabilities. Contractholder funds are equal to deposits received and interest accrued to the benefit of the contractholder less withdrawals, mortality charges, and administrative expenses. Credited interest rates on contractholder funds ranged from 3.0% to 6.8% for those contracts with fixed interest rates and from 3.6% to 8.5% for those with flexible rates during 1995.

    Certain costs of acquiring insurance business, principally agents' compensation, premium taxes, certain underwriting costs and direct mail solicitation expenses, are deferred and amortized to income. For traditional life, limited payment contracts and accident and disability, these costs are amortized in proportion to the estimated revenues on such business. For universal life-type and investment contracts, the costs are amortized in relation to the present value of estimated gross profits on such business.
Changes in the amount or timing of estimated gross profits will result in adjustments in the cumulative amortization of these costs. To the extent that unrealized gains or losses on fixed income securities carried at fair value would result in an adjustment of deferred acquisition costs had those gains or losses actually been realized, the related unamortized deferred acquisition costs are recorded as a reduction of the unrealized gains or losses included in shareholder's equity.

                  ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                ($ IN THOUSANDS)

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
    SEPARATE ACCOUNTS

    The Company issues flexible premium deferred variable annuity contracts, the assets and liabilities of which are legally segregated and reflected in the accompanying statements of financial position as assets and liabilities of the Separate Accounts. Assets and liabilities of the Separate Accounts represent funds of Allstate Life of New York Variable Annuity Account and Allstate Life of New York Variable Annuity Account II ("Separate Accounts"), unit investment trusts registered with the Securities and Exchange Commission. The assets and liabilities of the Separate Accounts are carried at fair value. Investment income and realized capital gains and losses of the Separate Accounts accrue directly to the contractholders and, therefore, are not included in the accompanying statements of operations. Revenues to the Company from the Separate Accounts consist of contract maintenance fees, administration fees and mortality and expense risk charges.

    INVESTMENTS

    Fixed income securities include bonds and mortgage-backed securities. Fixed income securities which may be sold prior to their contractual maturity
("available for sale") are carried at fair value. The difference between amortized cost and fair value, net of deferred income taxes, certain deferred acquisition costs and reserves for life insurance policy benefits, is reflected as a component of shareholder's equity. Fixed income securities which the Company has both the ability and positive intent to hold to maturity ("held to maturity") are carried at amortized cost. Provisions are made to write down the value of fixed income securities for declines in value that are other than temporary. Such writedowns are included in realized capital gains and losses.

    Mortgage loans are carried at outstanding principal balance, net of unamortized premium or discount and valuation allowances. Valuation allowances are established for impaired loans when it is probable that contractual principal and interest will not be collected. Valuation allowances for impaired loans reduce the carrying value to the fair value of the collateral or the present value of the loan's expected future repayment cash flows, discounted at the loan's original effective interest rate. Valuation allowances on loans not considered to be impaired are established based on consideration of the underlying collateral, borrower financial strength, current and future market conditions and other factors. While the Company believes its mortgage loans were carried at appropriate levels at December 31, 1995, further allowances may be required if market conditions or other circumstances surrounding the loans change.

    Short-term investments are carried at cost which approximates fair value. Policy loans are carried at the unpaid principal balances.

    Investment income consists primarily of interest, which is recognized on an accrual basis. Interest income on mortgage-backed securities is determined on the effective yield method, based on estimated principal repayments. Accrual of income is suspended for fixed income securities and mortgage loans that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis.

                  ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                ($ IN THOUSANDS)

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
    DERIVATIVE FINANCIAL INSTRUMENTS

    The Company designates financial futures contracts as hedges of fixed income securities and anticipated transactions when certain criteria are met. These criteria require financial futures contracts to reduce the interest rate risk associated with designated assets or anticipated transactions. In addition, at the inception of the hedge and throughout the hedge period, high correlation between changes in the market value of the financial future contract and the fair value of, or interest income or expense associated with, the hedged item must exist. The Company only hedges those anticipated transactions that are probable of occurrence and whose significant terms and expected characteristics can be identified.

    When the hedged item is an existing asset, gains and losses on financial futures contracts are deferred as an adjustment to the amortized cost basis of the hedged item and are reported net of tax in shareholder's equity.

    When the hedged item is an anticipated transaction, gains and losses on financial futures contracts are deferred as other liabilities and accrued expenses. Once the anticipated transaction occurs, the deferred gains or losses are considered part of the amortized cost basis of the hedged asset. Accordingly, they are recognized in net investment income over the life of the hedged asset or are included in the recognition of gain or loss from disposition of that asset.

    Initial margin deposits are reported in short-term investments. Fees and commissions on financial futures contracts are deferred as an adjustment to the amortized cost basis of the hedged item.

    If, subsequent to entering into a hedge transaction, the financial futures contract becomes ineffective (including if the hedged item is sold or otherwise extinguished), the Company terminates the contract position. Gains and losses on these terminations are reported in realized capital gains (losses) in the period they occur. The Company may also terminate financial futures contracts as a result of other events or circumstances. Gains and losses on these terminations are reported in shareholder's equity, consistent with the accounting for the hedged item.

    OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

    Commitments to extend mortgage loans have only off-balance-sheet risk because their contractual amounts are not recorded in the Company's statements of financial position.

    REINSURANCE

    Certain premiums and policy benefits are ceded and reflected net of such cessions in the statements of operations. Reinsurance recoverable and the related reserves for policy benefits are reported separately in the statements of financial position. Reinsurance ceded arrangements do not discharge the Company as the primary insurer.

    INCOME TAXES

    The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities and the enacted tax rates. The principal assets and liabilities giving rise to such differences are insurance reserves and

                  ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                ($ IN THOUSANDS)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED) deferred policy acquisition costs. Deferred income taxes also arise from unrealized capital gains or losses on fixed income securities carried at fair value.

    USE OF ESTIMATES

    The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

3.  ACCOUNTING CHANGES
    Effective January 1, 1995, the Company adopted SFAS No. 114, "Accounting by Creditors for Impairment of a Loan" and SFAS No. 118, "Accounting by Creditors for Impairment of a Loan-Income Recognition and Disclosures." SFAS No. 114 defines impaired loans as loans in which it is probable that a creditor will be unable to collect all amounts contractually due under the terms of a loan agreement and requires that impaired loans be measured based on the present value of expected future cash flows discounted at the loan's effective interest rate, at the loan's observable market price, or at the fair value of the collateral. SFAS No. 118 amends SFAS No. 114 to allow a creditor to use existing methods for recognizing interest income on impaired loans. The adoption of these statements did not have a material impact on net income or financial position.

    Effective December 31, 1993, the Company adopted SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities," which requires that investments classified as available for sale be carried at fair value.
Previously, fixed income securities classified as available for sale were carried at the lower of amortized cost or fair value, determined in the aggregate. Unrealized holding gains and losses are reflected as a separate component of shareholder's equity, net of deferred income taxes, certain life deferred acquisition costs and reserves for life insurance policy benefits. The net effect of adoption of this statement increased shareholder's equity at December 31, 1993 by $25,391 and did not have a material impact on net income.

4.  RELATED PARTY TRANSACTIONS

    REINSURANCE

    The Company cedes business to the Parent under reinsurance treaties. Premiums and policy benefits ceded totaled $1,259 and $278 in 1995, $1,181 and $1,877 in 1994, and $4,109 and $1,288 in 1993. Included in the reinsurance recoverable at December 31, 1995 and 1994 are amounts due from the Parent of $1,212 and $1,120, respectively.

    STRUCTURED SETTLEMENT ANNUITIES

    Allstate, through an affiliate, purchased $11,243, $7,568 and $24,778 of structured settlement annuities from the Company in 1995, 1994 and 1993, respectively. Included in premium income are $4,164, $1,221 and $7,170, for 1995, 1994 and 1993, respectively, for the amounts related to structured settlement annuities with life contingencies. Additionally, the provision for policy benefits was increased by approximately 94% of such premium received in each of these years.

                  ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                ($ IN THOUSANDS)

4.  RELATED PARTY TRANSACTIONS (CONTINUED)
    BUSINESS OPERATIONS

    The Company utilizes services and business facilities owned or leased, and operated by Allstate in conducting its business activities. The Company reimburses Allstate for the operating expenses incurred by Allstate on its behalf. The cost to the Company is determined by various allocation methods and is primarily related to the level of the services provided. Expenses allocated to the Company were $21,288, $17,320 and $16,313 in 1995, 1994 and 1993, respectively. A portion of these expenses related to the acquisition of insurance business is deferred and amortized over the policy period.

    DEAN WITTER

    Dean Witter is the primary distributor of the Company's single and flexible premium annuities. Dean Witter is also the distributor of flexible premium deferred variable annuity contracts and the investment manager for the Dean Witter Variable Investment Series, the fund in which the assets of the Separate Accounts are invested. Additionally, Dean Witter loans funds to an affiliate of the Parent under the terms of a strategic alliance.

5.  INCOME TAXES
    A consolidated federal income tax return will be filed by the Parent and its life insurance subsidiaries, including the Company. Tax liabilities and benefits realized by the consolidated group are allocated as generated by the respective subsidiaries, whether or not such benefits generated by the subsidiaries would be available on a separate return basis. The Corporation and its domestic subsidiaries, including the Company, (the "Allstate Group"), will be eligible to file a consolidated tax return beginning in the year 2000.

    Prior to the Distribution, the Allstate Group joined with Sears and its domestic business units (the "Sears Group") in the filing of a consolidated federal income tax return (the "Sears Tax Group") and were parties to a federal income tax allocation agreement (the "Tax Sharing Agreement"). As a member of the Sears Tax Group, the Corporation was jointly and severally liable for the consolidated income tax liability of the Sears Tax Group. Under the Tax Sharing Agreement, the Company, through the Corporation, paid to or received from the Sears Group the amount, if any, by which the Sears Tax Group's federal income tax liability was affected by virtue of inclusion of the Allstate Group in the consolidated federal income tax return. Effectively, this resulted in the Company's annual income tax provision being computed as if the Company filed a separate return, except that items such as net operating losses, capital losses, or similar items, which might not be immediately recognizable in a separate return, were allocated according to the Tax Sharing Agreement and reflected in the Company's provision to the extent that such items reduced the Sears Tax Group's federal tax liability.

    The Allstate Group and Sears Group have entered into an agreement which governs their respective rights and obligations with respect to federal income taxes for all periods prior to the Distribution ("Consolidated Tax Years"). The agreement provides that all Consolidated Tax Years will continue to be governed by the Tax Sharing Agreement with respect to the Company's federal income tax liability and taxes payable to or recoverable from the Sears Group.

                  ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                ($ IN THOUSANDS)

5.  INCOME TAXES (CONTINUED)
    The components of the deferred income tax assets and liabilities at December 31, 1995 and 1994 are as follows:

                                                                                 1995        1994
                                                                              ----------  ----------
Deferred assets
  Reserve for policy benefits...............................................  $   25,562  $   21,447
  Difference in tax bases of investments....................................       1,536       1,708
  Loss on disposal of discontinued operations...............................         376         378
  Reserve for postretirement benefits.......................................         496         446
  Unrealized loss on fixed income securities................................                   3,711
  Other assets..............................................................       1,701       2,402
                                                                              ----------  ----------
    Total deferred assets...................................................      29,671      30,092
                                                                              ----------  ----------
Deferred liabilities
  Unrealized gain on fixed income securities................................     (40,069)
  Policy acquisition costs..................................................     (12,655)    (12,116)
  Prepaid commission expense................................................        (578)       (520)
  Other liabilities.........................................................         (28)        (13)
                                                                              ----------  ----------
    Total deferred liabilities..............................................     (53,330)    (12,649)
                                                                              ----------  ----------
    Net deferred (liability) asset..........................................  $  (23,659) $   17,443
                                                                              ----------  ----------
                                                                              ----------  ----------

    The Company has not established a valuation reserve as it is more likely than not that the Company will produce sufficient taxable income in the future to realize the deferred tax asset.

    The components of income tax expense are as follows:

                                                                        YEAR ENDED DECEMBER 31,
                                                                    -------------------------------
                                                                      1995       1994       1993
                                                                    ---------  ---------  ---------

Current...........................................................  $  12,589  $  15,172  $  12,821
Deferred..........................................................     (2,678)    (5,993)    (6,109)
                                                                    ---------  ---------  ---------
  Income tax expense..............................................  $   9,911  $   9,179  $   6,712
                                                                    ---------  ---------  ---------
                                                                    ---------  ---------  ---------

    The Company paid income taxes of $11,000, $27,682 and $13,079 in 1995, 1994 and 1993, respectively to the Parent under the Tax Sharing Agreement. Additionally, the Company had income taxes payable to the Parent of $1,729 and $141 at December 31, 1995 and 1994, respectively.

    Prior to January 1, 1984, the Company was entitled to exclude certain amounts from taxable income and accumulate such amounts in a "policyholder surplus" account. The balance in this account at December 31, 1995 of approximately $389 will result in taxes payable of $136 if distributed to the Company's shareholder. The

                  ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                ($ IN THOUSANDS)

5.  INCOME TAXES (CONTINUED)
Company has no plan to distribute amounts from the policyholder surplus account, and no further additions to the account are allowed by the Tax Reform Act of 1984.

6.  INVESTMENTS
    In 1995, the Company transferred its held to maturity fixed income securities portfolio, with an amortized cost of $644,005 to the available for sale fixed income portfolio. The fair value of these fixed income securities was $726,820, resulting in an increase to shareholder's equity of $82,815 after adjustment for deferred income taxes, certain deferred acquisition costs and reserves for life insurance policy benefits. While the Company's investment philosophy has not changed, management chose to transfer these fixed income securities to available for sale to maximize the Company's flexibility in responding to changes in market conditions.

    FAIR VALUES

    The amortized cost, fair value and gross unrealized gains and losses for fixed income securities are as follows:

                                                                          GROSS UNREALIZED
                                                           AMORTIZED    ---------------------      FAIR
DECEMBER 31, 1995                                             COST        GAINS      LOSSES       VALUE
--------------------------------------------------------  ------------  ----------  ---------  ------------
Available for sale
U.S. government and agencies............................  $    336,331  $   99,750  $     526  $    435,555
State and municipal.....................................        36,002       2,831         92        38,741
Corporate...............................................       633,731      92,073        767       725,037
Mortgage-backed securities..............................  $    213,354      12,370        164       225,560
                                                          ------------  ----------  ---------  ------------
    Total available for sale............................  $  1,219,418  $  207,024  $   1,549  $  1,424,893
                                                          ------------  ----------  ---------  ------------
                                                          ------------  ----------  ---------  ------------


                                                                          GROSS UNREALIZED
                                                           AMORTIZED    ---------------------      FAIR
DECEMBER 31, 1994                                             COST        GAINS      LOSSES       VALUE
--------------------------------------------------------  ------------  ----------  ---------  ------------
Available for sale
U.S. government and agencies............................  $     28,621  $      299  $     825  $     28,095
State and municipal.....................................        33,939         303      1,024        33,218
Corporate...............................................       221,740       3,871      6,748       218,863
Mortgage-backed securities..............................       184,218       1,188      8,564       176,842
                                                          ------------  ----------  ---------  ------------
    Total available for sale............................  $    468,518  $    5,661  $  17,161  $    457,018
                                                          ------------  ----------  ---------  ------------
                                                          ------------  ----------  ---------  ------------
Held to maturity
U.S. government and agencies............................  $    267,521  $    5,203  $  24,723  $    248,001
Corporate...............................................       328,194       8,462      7,377       329,279
Mortgage-backed securities..............................         5,644          92         16         5,720
                                                          ------------  ----------  ---------  ------------
    Total held to maturity..............................  $    601,359  $   13,757  $  32,116  $    583,000
                                                          ------------  ----------  ---------  ------------
                                                          ------------  ----------  ---------  ------------

                  ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                ($ IN THOUSANDS)

6.  INVESTMENTS (CONTINUED)
    SCHEDULED MATURITIES

    The scheduled maturities for fixed income securities at December 31, 1995 are as follows:

                                                                          AMORTIZED        FAIR
                                                                             COST         VALUE
                                                                         ------------  ------------

Due in one year or less................................................  $     21,352  $     21,841
Due after one year through five years..................................        78,391        83,922
Due after five years through ten years.................................       165,998       182,739
Due after ten years....................................................       740,323       910,831
                                                                         ------------  ------------
                                                                            1,006,064     1,199,333
  Mortgage-backed securities...........................................       213,354       225,560
                                                                         ------------  ------------
    Total..............................................................  $  1,219,418  $  1,424,893
                                                                         ------------  ------------
                                                                         ------------  ------------

    Actual maturities may differ from those scheduled as a result of prepayments by the issuers.

    UNREALIZED NET CAPITAL GAINS AND LOSSES

    Unrealized net capital gains and losses on fixed income securities available for sale included in shareholder's equity at December 31, 1995 are as follows:

                                                        AMORTIZED        FAIR      UNREALIZED NET
                                                           COST         VALUE      GAINS/(LOSSES)
                                                       ------------  ------------  ---------------

Fixed income securities available for sale...........  $  1,219,418  $  1,424,893    $   205,475
                                                       ------------  ------------
                                                       ------------  ------------
Reserves for life insurance policy benefits..........                                    (89,600)
Deferred income taxes................................                                    (40,068)
Deferred acquisition costs...........................                                     (1,394)
                                                                                   ---------------
    Total............................................                                $    74,413
                                                                                   ---------------
                                                                                   ---------------

    The change in unrealized net capital gains and losses for fixed income securities is as follows:

                                                                                   YEAR ENDED
                                                                                  DECEMBER 31,
                                                                             ----------------------
                                                                                1995        1994
                                                                             ----------  ----------

Fixed income securities available for sale.................................  $  216,975  $  (52,740)
Reserves for life insurance policy benefits................................     (89,600)
Deferred income taxes......................................................     (43,779)     17,382
Deferred acquisition costs.................................................      (2,292)      3,076
                                                                             ----------  ----------
    Change in unrealized net capital gains and losses......................  $   81,304  $  (32,282)
                                                                             ----------  ----------
                                                                             ----------  ----------

                  ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                ($ IN THOUSANDS)

6.  INVESTMENTS (CONTINUED)
    INVESTMENT INCOME

    Investment income by type of investment is as follows:

                                                                      YEAR ENDED DECEMBER 31,
                                                                  --------------------------------
                                                                     1995       1994       1993
                                                                  ----------  ---------  ---------

Fixed income securities.........................................  $   95,212  $  88,149  $  87,524
Mortgage loans..................................................       7,999      8,092      7,435
Policy loans....................................................       1,309      1,153      1,017
Short-term......................................................       1,435      1,093      1,385
                                                                  ----------  ---------  ---------
Investment income, before expense...............................     105,955     98,487     97,361
Investment expense..............................................       1,571      1,576      1,405
                                                                  ----------  ---------  ---------
Net investment income...........................................  $  104,384  $  96,911  $  95,956
                                                                  ----------  ---------  ---------
                                                                  ----------  ---------  ---------

    REALIZED CAPITAL GAINS AND LOSSES

    Realized capital gains and losses on investments are as follows:

                                                                          YEAR ENDED DECEMBER 31,
                                                                      -------------------------------
                                                                        1995       1994       1993
                                                                      ---------  ---------  ---------
Fixed income securities.............................................  $     422  $   1,570  $   5,657
Mortgage loans......................................................     (2,268)      (792)    (1,081)
                                                                      ---------  ---------  ---------
  Realized capital (losses) gains...................................     (1,846)       778      4,576
  Income tax (benefit) expense......................................       (646)       272      1,602
                                                                      ---------  ---------  ---------
  Realized capital (losses) gains...................................  $  (1,200) $     506  $   2,974
                                                                      ---------  ---------  ---------
                                                                      ---------  ---------  ---------

    PROCEEDS FROM SALES OF FIXED INCOME SECURITIES

    The proceeds from sales of investments in fixed income securities, excluding calls, and related gross realized gains and losses are as follows:

                                                                        YEAR ENDED DECEMBER 31,
                                                                    -------------------------------
                                                                      1995       1994       1993
                                                                    ---------  ---------  ---------
Proceeds..........................................................  $  13,526  $  49,903  $  46,496
                                                                    ---------  ---------  ---------
Gross realized gains..............................................  $     172  $   1,743  $   1,780
Gross realized losses.............................................       (105)      (973)       (30)
                                                                    ---------  ---------  ---------
    Net realized gains............................................  $      67  $     770  $   1,750
                                                                    ---------  ---------  ---------
                                                                    ---------  ---------  ---------

                  ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                ($ IN THOUSANDS)

    INVESTMENT LOSS PROVISIONS AND VALUATION RESERVES

    Pretax provisions for investment losses, principally relating to other than temporary declines in value on fixed income securities, and valuation allowances on mortgage loans were $2,448, $627 and $1,200 in 1995, 1994 and 1993, respectively.

    MORTGAGE LOAN IMPAIRMENT

    A mortgage loan is impaired when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. The components of impaired loans at December 31, 1995 are as follows:

Net carrying value of impaired loans with valuation allowances..........  $   9,353
Less: valuation allowances..............................................     (1,934)
Without valuation allowances............................................      2,228
                                                                          ---------
    Total...............................................................  $   9,647
                                                                          ---------
                                                                          ---------

    All impaired loans were measured at the fair value of the collateral at December 31, 1995.

    Activity in the valuation allowance for all mortgage loans for the year ended December 31, 1995 is summarized as follows:

Balance at January 1....................................................  $   1,179
  Additions.............................................................      1,930
  Direct write-downs....................................................     (1,157)
                                                                          ---------
Balance at December 31..................................................  $   1,952
                                                                          ---------
                                                                          ---------

    Interest income is recognized on a cash basis for impaired loans carried at the fair value of collateral, beginning at the time of impairment. For other impaired loans, interest is accrued based on the net carrying value. The Company recognized interest income of $1,398 on impaired loans during the period, of which $1,193 was received in cash. The average recorded investment in impaired loans during the period was $8,900.

                  ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                ($ IN THOUSANDS)

    INVESTMENT CONCENTRATION AND OTHER INVESTMENT INFORMATION

    The Company maintains a diversified portfolio of municipal bonds. The largest concentrations in the portfolio are presented below. Except for the following, holdings in no other state exceed 5.0% of the carrying value of the portfolio at December 31, 1995.

                                                                                         1995       1994
                                                                                       ---------  ---------
Ohio.................................................................................       26.8%      26.9%
California...........................................................................       23.1       23.0
Illinois.............................................................................       19.7       22.0
Maryland.............................................................................        7.6        9.0
Maine................................................................................        5.7        5.9
New York.............................................................................        5.3        6.1
Minnesota............................................................................        5.2         --

    The Company's mortgage loans are collateralized primarily by a variety of commercial real estate property types, located throughout the United States. Substantially all of the commercial mortgage loans are non-recourse to the borrower. The three states with the largest portion of the commercial mortgage loan portfolio are as listed below. Holdings in no other state exceed 5.0% of the portfolio at December 31:

    (% of commercial mortgage portfolio carrying value)

                                                                                         1995       1994
                                                                                       ---------  ---------
California...........................................................................       56.7%      58.5%
Illinois.............................................................................       22.9       16.3
New York.............................................................................       11.1       10.9

    The types of properties collateralizing the mortgage loans are as follows:

    (% of commercial mortgage portfolio carrying value)

                                                                                       1995       1994
                                                                                     ---------  ---------
Retail.............................................................................       39.5%      31.4%
Warehouse..........................................................................       32.1       36.8
Office.............................................................................       16.0       19.3
Industrial.........................................................................        6.9        7.1
Apartment..........................................................................        4.5        4.4
Other..............................................................................        1.0        1.0
                                                                                     ---------  ---------
                                                                                         100.0%     100.0%
                                                                                     ---------  ---------
                                                                                     ---------  ---------

    At December 31, 1995, fixed income securities with a carrying value of $1,988 were on deposit with regulatory authorities as required by law.

    During 1995, the Company held one fixed income security which exceeded 10% of shareholder's equity, the State of Israel Government Loan Trust, with a fair value of $83,980. This security, issued through the United States

                  ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                ($ IN THOUSANDS)
Agency for International Development, is secured by the credit of the United States government and is backed by government guaranteed loans to Israel.

7.  FINANCIAL INSTRUMENTS
    In the normal course of business, the Company invests in various financial assets, incurs various financial liabilities and enters into agreements involving derivative financial instruments. The fair value estimates of financial instruments presented below are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions. Potential taxes and other transaction costs have not been considered in estimating fair value. As a number of the Company's significant assets, including deferred acquisition costs and deferred income taxes, and liabilities, including traditional and universal life-type life insurance reserves, are not considered financial instruments, the disclosures that follow do not reflect the fair value of the Company as a whole.

    FINANCIAL ASSETS

AT DECEMBER 31, 1995                                                  CARRYING VALUE    FAIR VALUE
--------------------------------------------------------------------  ---------------  ------------
Fixed income securities.............................................   $   1,424,893   $  1,424,893
Mortgage loans......................................................          86,394         89,517
Short-term investments..............................................           7,257          7,257
Policy loans........................................................          22,785         22,785
Accrued investment income...........................................          18,828         18,828
Cash................................................................           1,472          1,472
Other financial assets..............................................           7,169          7,169
Separate Accounts...................................................         220,141        220,141


AT DECEMBER 31, 1994                                                  CARRYING VALUE    FAIR VALUE
--------------------------------------------------------------------  ---------------  ------------
Fixed income securities.............................................   $   1,058,377   $  1,040,018
Mortgage loans......................................................          86,435         80,785
Short-term investments..............................................           7,212          7,212
Policy loans........................................................          20,500         20,500
Accrued investment income...........................................          16,518         16,518
Cash................................................................           1,763          1,763
Other financial assets..............................................           4,763          4,763
Separate Accounts...................................................         175,918        175,918

    Carrying value and fair value include the effects of derivative financial instruments where applicable.

    Fair value for fixed income securities are based on quoted market prices where available. Non-quoted securities are valued based on discounted cash flows using current interest rates for similar securities. Mortgage loans are valued based on discounted contractual cash flows. Discount rates are selected using current rates at which loans would be made to borrowers with similar characteristics, using similar properties as collateral. Loans that exceed 100% loan-to-value are valued at the estimated fair value of the underlying collateral. Short-term investments are highly liquid investments with maturities of less than one year whose carrying value approximates fair value. The fair value of policy loans is estimated at book value since the loan may be repaid at any time.

                  ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                ($ IN THOUSANDS)

7.  FINANCIAL INSTRUMENTS (CONTINUED)
Accrued investment income and other financial assets are valued at their carrying value as they are short-term in nature. Assets of the Separate Accounts are carried in the statements of financial position at fair value.

    FINANCIAL LIABILITIES

    The Company had the following financial liabilities:

AT DECEMBER 31, 1995                                                    CARRYING VALUE   FAIR VALUE
----------------------------------------------------------------------  ---------------  ----------
Contractholder funds on investment contracts..........................    $   366,481    $  392,111
Other financial liabilities...........................................          5,383         5,383
Separate Accounts.....................................................        220,141       220,141


AT DECEMBER 31, 1994                                                    CARRYING VALUE   FAIR VALUE
----------------------------------------------------------------------  ---------------  ----------
Contractholder funds on investment contracts..........................    $   368,780    $  362,221
Other financial liabilities...........................................          7,725         7,725
Separate Accounts.....................................................        175,918       175,918

    The fair value of contractholder funds on investment contracts is based on the terms of the underlying contracts. Reserves on investment contracts with no stated maturities (single premium and flexible premium deferred annuities) are valued at the account balance less surrender charge. The fair value of immediate annuities and annuities without life contingencies with fixed terms are estimated using discounted cash flow calculations based on interest rates currently offered for contracts with similar terms and durations. Other financial liabilities are generally valued at their carrying value due to their short-term nature. Separate Accounts liabilities are carried at the fair value of the underlying assets.

DERIVATIVE FINANCIAL INSTRUMENTS

    The Company uses financial futures contracts to reduce its exposure to interest rate risk on its invested assets, as well as to improve asset/liability management. The Company does not hold or issue these instruments for trading purposes. The following table summarizes the contract or notional amount and carrying value of the Company's financial futures contracts:

                                                                 CONTRACT/NOTIONAL   CARRYING VALUE
AT DECEMBER 31, 1995                                                  AMOUNT        ASSET/(LIABILITY)
---------------------------------------------------------------  -----------------  -----------------
Financial futures..............................................      $  22,900          $     576


                                                                 CONTRACT/NOTIONAL   CARRYING VALUE
AT DECEMBER 31, 1994                                                  AMOUNT        ASSET/(LIABILITY)
---------------------------------------------------------------  -----------------  -----------------
Financial futures..............................................      $  20,700          $     (65)

    The contract or notional amounts are used to calculate the exchange of contractual payments under the agreements and are not representative of the potential gain or loss on these agreements.

    Financial futures contracts are commitments to either purchase or sell designated financial instruments at a future date for a specified price or yield. They may be settled in cash or through delivery. As part of its asset/liability

                  ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                ($ IN THOUSANDS)

7.  FINANCIAL INSTRUMENTS (CONTINUED)
management, the Company generally utilizes futures contracts to hedge its interest rate risk related to anticipatory investment purchases. Hedges of anticipatory transactions pertain to identified transactions which are probable to occur and are generally completed within ninety days. Futures contracts have limited off-balance-sheet credit exposure as they are executed on organized exchanges and require security deposits, as well as the daily cash settlement of margins.

    Market risk is the risk that future changes in market conditions may cause an instrument to become less valuable or more costly to settle. Market risk exists for the financial futures contracts that the Company currently holds. The Company mitigates this risk through established risk limits set by senior management. In addition, the change in the value of the Company's financial futures contracts are generally offset by the change in the value of certain on-balance-sheet items or anticipated transactions.

    OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

    Commitments to extend new mortgage loans are agreements to lend to a customer provided there is no violation of any condition established in the contract. The Company enters these agreements to commit to future loan fundings at a predetermined interest rate. Commitments generally have fixed expiration dates or other termination clauses. Commitments to extend mortgage loans, which are secured by the underlying properties, are valued based on estimates of fees charged by other institutions to make similar commitments to similar borrowers. At December 31, 1994, the Company had $3,075 in mortgage loan commitments which had a fair value of $31. No such commitments existed at December 31, 1995.

8.  BENEFIT PLANS

    PENSION PLANS

    Defined benefit pension plans, sponsored by Allstate, cover all domestic full-time employees and certain part-time employees. Benefits under the pension plans are based upon the employee's length of service, average annual compensation and estimated social security retirement benefits. Allstate's funding policy for the pension plans is to make annual contributions in accordance with accepted actuarial cost methods. The costs to the Company included in income were $446, $344 and $340 for the pension plans in 1995, 1994 and 1993, respectively.

    POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

    Allstate provides certain health care and life insurance benefits for retired employees. Generally, qualified employees may become eligible for these benefits if they retire in accordance with Allstate's established retirement policy and are continuously insured under Allstate's group plans or other approved plans for 10 or more years prior to retirement. Allstate shares the cost of the retiree medical benefits with retirees based on years of service, with the Company's share being subject to a 5% limit on annual medical cost inflation after retirement. Allstate's postretirement benefit plans currently are not funded. Allstate has the right to modify or terminate these plans.

                  ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                ($ IN THOUSANDS)

8.  BENEFIT PLANS (CONTINUED)
    PROFIT SHARING FUND

    Employees of Allstate and its domestic subsidiaries are also eligible to become members of the Savings and Profit Sharing Fund of Allstate Employees ("Allstate Plan"). Allstate contributions are based on 6% of consolidated income, as defined, with Allstate contributions limited to 70% of eligible deposits. The Allstate Plan includes an Employee Stock Ownership Plan ("Allstate ESOP") to pre-fund a portion of the Company's anticipated contribution through 2004. The Allstate Plan and the Allstate ESOP split from The Savings and Profit Sharing Fund of Sears Employees, which included a leveraged employee stock ownership plan ("Sears ESOP") feature, on June 30, 1995, the date of the Distribution. Fifty percent of the unallocated shares of the Sears ESOP and 50% of the amount of the Sears ESOP debt (payable to Sears) were transferred to the Allstate Plan. In connection with this transfer, Allstate paid Sears $327 million, an amount equal to 50% of the Sears ESOP debt. Concurrently, Allstate received a note from the Allstate ESOP for a like principal amount with interest rate and maturity identical to the debt obligation transferred from the Sears ESOP. Allstate will make contributions to the Allstate ESOP annually in the amount necessary to allow the Allstate ESOP to fund interest and principal payments.

    The Company's contribution to The Savings and Profit Sharing Fund of Allstate Employees was $141 in 1995. The costs to the Company prior to the Distribution and the split from the Savings and Profit Sharing Fund of Sears Employees were $123 and $176 in 1994 and 1993, respectively.

    EARLY RETIREMENT PROGRAM

    During 1994, Allstate offered a voluntary early retirement incentive program to eligible home office employees. The Company's portion of the total cost of the program of $1,210 was charged to 1994 income.

9.  STATUTORY FINANCIAL INFORMATION
    The following tables reconcile net income and shareholder's equity as reported herein in conformity with generally accepted accounting principles with statutory net income and capital and surplus, determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities:

                                                                              NET INCOME
                                                                    -------------------------------
                                                                        YEAR ENDED DECEMBER 31,
                                                                    -------------------------------
                                                                      1995       1994       1993
                                                                    ---------  ---------  ---------
Balance per generally accepted accounting principles..............  $  19,522  $  18,221  $  13,163
  Deferred acquisition costs......................................     (5,537)    (6,849)    (2,397)
  Income taxes....................................................     (3,109)    (8,337)    (6,074)
  Non-admitted assets and statutory reserves......................     12,786      6,900     20,157
  Other postretirement and postemployment benefits................         71        105        (54)
  Other...........................................................       (533)       901      1,236
                                                                    ---------  ---------  ---------
Balance per statutory accounting practices........................  $  23,200  $  10,941  $  26,031
                                                                    ---------  ---------  ---------
                                                                    ---------  ---------  ---------

                  ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                ($ IN THOUSANDS)

9.  STATUTORY FINANCIAL INFORMATION (CONTINUED)

                                                                              SHAREHOLDER'S EQUITY
                                                                             ----------------------
                                                                                  DECEMBER 31,
                                                                             ----------------------
                                                                                1995        1994
                                                                             ----------  ----------
Balance per generally accepted accounting principles.......................  $  250,067  $  149,241
  Deferred acquisition costs...............................................     (53,944)    (50,699)
  Income taxes.............................................................      20,839     (17,443)
  Unrealized net capital gains (losses)....................................    (114,500)     11,500
  Non-admitted assets and statutory reserves...............................      43,624      31,074
  Other postretirement and postemployment benefits.........................       1,058       1,036
  Other....................................................................       1,153         106
                                                                             ----------  ----------
Balance per statutory accounting practices.................................  $  148,297  $  124,815
                                                                             ----------  ----------
                                                                             ----------  ----------

    PERMITTED STATUTORY ACCOUNTING PRACTICES

    The Company prepares its statutory financial statements in accordance with accounting principles and practices prescribed or permitted by the New York state insurance department. Prescribed statutory accounting principles include a variety of publications of the National Association of Insurance Commissioners, as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company does not follow any permitted statutory accounting practices that have a material effect on statutory surplus or risk-based capital.

    DIVIDENDS

    The ability of the Company to pay dividends is dependent, in part, on business conditions, income, cash requirements of the Company and other relevant factors and is subject to New York Insurance Regulations. Under New York Insurance Law, a notice of intention to distribute any dividend must be filed with the New York Superintendent of Insurance not less than 30 days prior to the distribution. Such proposed declaration is subject to the Superintendent's disapproval.

                  ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                            SCHEDULE IV--REINSURANCE
                                ($ IN THOUSANDS)
                          YEAR ENDED DECEMBER 31, 1995

                                                                              GROSS AMOUNT     CEDED       NET AMOUNT
                                                                              ------------  ------------  ------------
Life insurance in force.....................................................  $  8,513,295  $    398,025  $  8,115,270
                                                                              ------------  ------------  ------------
                                                                              ------------  ------------  ------------
Premiums and contract charges:
  Life and annuities........................................................  $    146,732  $      1,246  $    145,486
  Accident and health.......................................................         3,731           901         2,830
                                                                              ------------  ------------  ------------
                                                                              $    150,463  $      2,147  $    148,316
                                                                              ------------  ------------  ------------
                                                                              ------------  ------------  ------------

                          YEAR ENDED DECEMBER 31, 1994

                                                                              GROSS AMOUNT     CEDED       NET AMOUNT
                                                                              ------------  ------------  ------------
Life insurance in force.....................................................  $  7,598,374  $    321,623  $  7,276,751
                                                                              ------------  ------------  ------------
                                                                              ------------  ------------  ------------
Premiums and contract charges:
  Life and annuities........................................................  $     87,562  $      1,193  $     86,369
  Accident and health.......................................................         3,276         1,005         2,271
                                                                              ------------  ------------  ------------
                                                                              $     90,838  $      2,198  $     88,640
                                                                              ------------  ------------  ------------
                                                                              ------------  ------------  ------------

                          YEAR ENDED DECEMBER 31, 1993

                                                                              GROSS AMOUNT     CEDED       NET AMOUNT
                                                                              ------------  ------------  ------------
Life insurance in force.....................................................  $  6,853,083  $  1,746,724  $  5,106,359
                                                                              ------------  ------------  ------------
                                                                              ------------  ------------  ------------
Premiums and contract charges:
  Life and annuities........................................................  $    128,816  $      4,122  $    124,694
  Accident and health.......................................................         3,026           807         2,219
                                                                              ------------  ------------  ------------
                                                                              $    131,842  $      4,929  $    126,913
                                                                              ------------  ------------  ------------
                                                                              ------------  ------------  ------------

                  ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                 SCHEDULE V--VALUATION AND QUALIFYING ACCOUNTS
                                ($ IN THOUSANDS)

                                                   BALANCE AT   CHARGED TO                BALANCE AT
                                                    BEGINNING    COSTS AND                  END OF
DESCRIPTION                                         OF PERIOD    EXPENSES     DEDUCTION     PERIOD
-------------------------------------------------  -----------  -----------  -----------  -----------
Year Ended December 31, 1995
  Allowance for estimated losses on mortgage
   loans.........................................   $   1,179    $   2,170    $   1,397    $   1,952

Year Ended December 31, 1994
  Allowance for estimated losses on mortgage
   loans.........................................   $   2,297    $     667    $   1,785    $   1,179

Year Ended December 31, 1993
  Allowance for estimated losses on mortgage
   loans.........................................   $   2,531    $   1,225    $   1,459    $   2,297

                      [This page left blank intentionally]

INDEPENDENT AUDITORS' REPORT

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF
ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK:

    We have audited the accompanying Statement of Net Assets of Allstate Life of New York Variable Annuity Account II (the "Account") as of December 31, 1995, and the related Statements of Operations for the year then ended and Changes in Net Assets for each of the two years in the period ended December 31, 1995 of the Money Market, High Yield, Equity, Quality Income Plus, Strategist, Dividend Growth, Utilities, European Growth, Capital Growth, Global Dividend Growth and Pacific Growth portfolios that comprise the Account. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1995. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, such financial statements present fairly, in all material respects, the financial position of the Account as of December 31, 1995, and the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period ended December 31, 1995 of each of the portfolios comprising the Account, in conformity with generally accepted accounting principles.

/s/ DELOITTE & TOUCHE LLP

Chicago, Illinois
March 1, 1996

             ALLSTATE LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT II
                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 1995

($ and shares in thousands)

ASSETS
  Investments in the Dean Witter Variable Investment Series:
    Money Market Portfolio
      11,372 shares (cost $11,372)....................................................  $  11,372
    High Yield Portfolio
      1,128 shares (cost $7,512)......................................................      7,069
    Equity Portfolio
      566 shares (cost $12,135).......................................................     15,346
    Quality Income Plus Portfolio
      3,141 shares (cost $33,420).....................................................     34,413
    Strategist Portfolio
      2,366 shares (cost $29,318).....................................................     29,450
    Dividend Growth Portfolio
      3,249 shares (cost $40,102).....................................................     50,653
    Utilities Portfolio
      1,669 shares (cost $21,721).....................................................     24,507
    European Growth Portfolio
      623 shares (cost $8,737)........................................................     10,924
    Capital Growth Portfolio
      214 shares (cost $2,564)........................................................      3,258
    Global Dividend Growth Portfolio
      858 shares (cost $8,748)........................................................     10,033
    Pacific Growth Portfolio
      575 shares (cost $5,525)........................................................      5,576
                                                                                        ---------
        Total assets..................................................................    202,601

LIABILITIES
  Payable to Allstate Life Insurance Company of New York --
    accrued contract maintenance charges..............................................         70
                                                                                        ---------
        Net assets....................................................................  $ 202,531
                                                                                        ---------
                                                                                        ---------

SEE NOTES TO FINANCIAL STATEMENTS.

             ALLSTATE LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT II
                            STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 1995

                                                                                          QUALITY
                                                        MONEY                             INCOME                 DIVIDEND
                                                       MARKET    HIGH YIELD    EQUITY      PLUS     STRATEGIST    GROWTH
($ in thousands)                                      PORTFOLIO   PORTFOLIO   PORTFOLIO  PORTFOLIO   PORTFOLIO   PORTFOLIO
                                                      ---------  -----------  ---------  ---------  -----------  ---------
INVESTMENT INCOME:
  Dividends.........................................  $     606   $     728   $     130  $   2,193   $   2,598   $   2,027
  Less charges from Allstate Life of New York:
    Mortality and expense risk......................       (137)        (73)       (148)      (391)       (360)       (534)
    Administrative expense..........................        (11)         (6)        (12)       (31)        (29)        (43)
                                                      ---------       -----   ---------  ---------  -----------  ---------
  Net investment income (loss)......................        458         649         (30)     1,771       2,209       1,450
                                                      ---------       -----   ---------  ---------  -----------  ---------
REALIZED AND UNREALIZED GAINS AND LOSSES ON
 INVESTMENTS:
  Realized gains and losses from sales of
   investments:
    Proceeds from sales.............................      6,142         360       1,117      3,315       4,144       2,614
    Cost of investments sold........................     (6,142)       (388)     (1,053)    (3,515)     (4,184)     (2,259)
                                                      ---------       -----   ---------  ---------  -----------  ---------
Net realized gains and losses.......................         --         (28)         64       (200)        (40)        355
                                                      ---------       -----   ---------  ---------  -----------  ---------
Change in unrealized gains and losses...............         --          96       3,993      4,812          94      10,707
                                                      ---------       -----   ---------  ---------  -----------  ---------
Net gains and losses on investments.................         --          68       4,057      4,612          54      11,062
                                                      ---------       -----   ---------  ---------  -----------  ---------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS......  $     458   $     717   $   4,027  $   6,383   $   2,263   $  12,512
                                                      ---------       -----   ---------  ---------  -----------  ---------
                                                      ---------       -----   ---------  ---------  -----------  ---------

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                           GLOBAL
                                                                EUROPEAN      CAPITAL     DIVIDEND      PACIFIC
                                                    UTILITIES    GROWTH       GROWTH       GROWTH       GROWTH
($ IN THOUSANDS)                                    PORTFOLIO   PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO     TOTAL
                                                    ---------  -----------  -----------  -----------  -----------  ----------
INVESTMENT INCOME:
  Dividends.......................................  $     965   $     420    $      17    $     209    $      38   $    9,931
  Less charges from Allstate Life of New York:
    Mortality and expense risk....................       (275)       (121)         (36)        (102)         (56)      (2,233)
    Administrative expense........................        (22)        (10)          (3)          (8)          (4)        (179)
                                                    ---------  -----------  -----------  -----------  -----------  ----------
    Net investment income (loss)..................        668         289          (22)          99          (22)       7,519
                                                    ---------  -----------  -----------  -----------  -----------  ----------
REALIZED AND UNREALIZED GAINS AND LOSSES ON
 INVESTMENTS:
  Realized gains and losses from sales of
 investments:
    Proceeds from sales...........................      2,720       1,047          859          328          362       23,008
    Cost of investments sold......................     (2,727)       (877)        (766)        (307)        (377)     (22,595)
                                                    ---------  -----------  -----------  -----------  -----------  ----------
Net realized gains and losses.....................         (7)        170           93           21          (15)         413
                                                    ---------  -----------  -----------  -----------  -----------  ----------
Change in unrealized gains and losses.............      4,653       1,574          715        1,399          222       28,265
                                                    ---------  -----------  -----------  -----------  -----------  ----------
Net gains and losses on investments...............      4,646       1,744          808        1,420          207       28,678
                                                    ---------  -----------  -----------  -----------  -----------  ----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS....  $   5,314   $   2,033    $     786    $   1,519    $     185   $   36,197
                                                    ---------  -----------  -----------  -----------  -----------  ----------
                                                    ---------  -----------  -----------  -----------  -----------  ----------

             ALLSTATE LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT II
                       STATEMENT OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 1995

                                                                                         QUALITY
                                                      MONEY       HIGH                   INCOME                 DIVIDEND
($ and units in thousands,                           MARKET       YIELD      EQUITY       PLUS      STRATEGIST   GROWTH
except value per unit)                              PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO
                                                    ---------   ---------   ---------   ---------   ---------   ---------
FROM OPERATIONS:
  Net investment income (loss)....................   $    458     $  649     $    (30)   $  1,771    $ 2,209     $  1,450
  Net realized gains and losses...................                   (28)          64        (200)       (40)         355
  Net change in unrealized gains and losses.......                    96        3,993       4,812         94       10,707
                                                    ---------   ---------   ---------   ---------   ---------   ---------
                                                          458        717        4,027       6,383      2,263       12,512
                                                    ---------   ---------   ---------   ---------   ---------   ---------
FROM CAPITAL TRANSACTIONS:
  Deposits........................................      2,335        893        2,125       1,790      1,074        4,864
  Benefit payments................................        (91)       (15)         (31)       (325)       (43)        (690)
  Payments on termination.........................       (916)      (160)        (675)     (1,603)    (1,213)      (1,952)
  Contract maintenance charges....................         (5)        (4)         (10)        (21)       (22)         (34)
  Transfers among portfolios and with the Fixed
   Account, net...................................     (2,530)     1,027          428        (439)    (1,810)         990
                                                    ---------   ---------   ---------   ---------   ---------   ---------
                                                       (1,207)     1,741        1,837        (598)    (2,014)       3,178
                                                    ---------   ---------   ---------   ---------   ---------   ---------
Increase (decrease) in net assets.................       (749)     2,458        5,864       5,785        249       15,690
Net assets, beginning of period...................     12,117      4,609        9,477      28,616     29,191       34,945
                                                    ---------   ---------   ---------   ---------   ---------   ---------
Net assets, end of period.........................   $ 11,368     $7,067     $ 15,341    $ 34,401    $29,440     $ 50,635
                                                    ---------   ---------   ---------   ---------   ---------   ---------
                                                    ---------   ---------   ---------   ---------   ---------   ---------
NET ASSET VALUE PER UNIT, END OF PERIOD...........   $  11.65     $21.86     $  25.86    $  16.37    $ 16.92     $  21.51
                                                    ---------   ---------   ---------   ---------   ---------   ---------
                                                    ---------   ---------   ---------   ---------   ---------   ---------
UNITS OUTSTANDING, END OF PERIOD..................        975        323          593       2,101      1,740        2,355
                                                    ---------   ---------   ---------   ---------   ---------   ---------
                                                    ---------   ---------   ---------   ---------   ---------   ---------

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                         GLOBAL
                                                                EUROPEAN     CAPITAL    DIVIDEND     PACIFIC
($ and units in thousands,                          UTILITIES    GROWTH      GROWTH      GROWTH      GROWTH
except value per unit)                              PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO     TOTAL
                                                    ---------   ---------   ---------   ---------   ---------   ----------
FROM OPERATIONS:
  Net investment income (loss)....................   $    668    $   289     $    (22)   $     99    $    (22)   $   7,519
  Net realized gains and losses...................         (7)       170           93          21         (15)         413
  Net change in unrealized gains and losses.......      4,653      1,574          715       1,399         222       28,265
                                                    ---------   ---------   ---------   ---------   ---------   ----------
                                                        5,314      2,033          786       1,519         185       36,197
                                                    ---------   ---------   ---------   ---------   ---------   ----------
FROM CAPITAL TRANSACTIONS:
  Deposits........................................        898        990          345       1,437         927       17,678
  Benefit payments................................       (194)       (67)          (7)        (80)        (25)      (1,568)
  Payments on termination.........................     (1,386)      (631)        (326)       (250)       (121)      (9,233)
  Contract maintenance charges....................        (17)        (7)          (2)         (7)         (3)        (132)
  Transfers among portfolios and with the Fixed
 Account, net.....................................       (107)       204         (126)        710         678         (975)
                                                    ---------   ---------   ---------   ---------   ---------   ----------
                                                         (806)       489         (116)      1,810       1,456        5,770
                                                    ---------   ---------   ---------   ---------   ---------   ----------
Increase (decrease) in net assets.................      4,508      2,522          670       3,329       1,641       41,967
Net assets, beginning of period...................     19,990      8,398        2,587       6,701       3,933      160,564
                                                    ---------   ---------   ---------   ---------   ---------   ----------
Net assets, end of period.........................   $ 24,498    $10,920     $  3,257    $ 10,030    $  5,574    $ 202,531
                                                    ---------   ---------   ---------   ---------   ---------   ----------
                                                    ---------   ---------   ---------   ---------   ---------   ----------
NET ASSET VALUE PER UNIT, END OF PERIOD...........   $  18.00    $ 18.98     $  14.92    $  11.94    $   9.62
                                                    ---------   ---------   ---------   ---------   ---------
                                                    ---------   ---------   ---------   ---------   ---------
UNITS OUTSTANDING, END OF PERIOD..................      1,362        577          218         840         579
                                                    ---------   ---------   ---------   ---------   ---------
                                                    ---------   ---------   ---------   ---------   ---------

             ALLSTATE LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT II
                       STATEMENT OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 1994

                                                                                QUALITY
                                            MONEY                               INCOME                 DIVIDEND
($ and units in thousands, except value    MARKET    HIGH YIELD     EQUITY       PLUS     STRATEGIST    GROWTH
per unit)                                 PORTFOLIO   PORTFOLIO    PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO
                                          ---------  -----------  -----------  ---------  -----------  ---------
FROM OPERATIONS:
  Net investment income (loss)..........  $     245   $     439    $     631   $   2,264   $   1,148   $     560
  Net realized gains and losses.........                    (24)         (61)       (519)         55          48
  Net change in unrealized gains and
   losses...............................                   (620)      (1,134)     (4,391)       (521)     (2,139)
                                          ---------  -----------  -----------  ---------  -----------  ---------
                                                245        (205)        (564)     (2,646)        682      (1,531)
                                          ---------  -----------  -----------  ---------  -----------  ---------
FROM CAPITAL TRANSACTIONS:
  Deposits..............................      9,340       1,278        3,095       5,420       6,483       8,631
  Benefit payments......................        (24)       (124)        (195)       (110)       (322)       (340)
  Payments on termination...............     (1,155)       (127)        (166)       (978)       (702)       (773)
  Contract maintenance charges..........         (6)         (3)          (7)        (20)        (24)        (28)
  Transfers among portfolios and with
   the Fixed Account, net...............       (612)        603          524      (4,530)       (312)        909
                                          ---------  -----------  -----------  ---------  -----------  ---------
                                              7,543       1,627        3,251        (218)      5,123       8,399
                                          ---------  -----------  -----------  ---------  -----------  ---------
Increase (decrease) in net assets.......      7,788       1,422        2,687      (2,864)      5,805       6,868
Net assets, beginning of period.........      4,329       3,187        6,790      31,480      23,386      28,077
                                          ---------  -----------  -----------  ---------  -----------  ---------
Net assets, end of period...............  $  12,117   $   4,609    $   9,477   $  28,616   $  29,191   $  34,945
                                          ---------  -----------  -----------  ---------  -----------  ---------
                                          ---------  -----------  -----------  ---------  -----------  ---------
NET ASSET VALUE PER UNIT, END OF
 PERIOD.................................  $   11.18   $   19.26    $   18.39   $   13.34   $   15.68   $   15.98
                                          ---------  -----------  -----------  ---------  -----------  ---------
                                          ---------  -----------  -----------  ---------  -----------  ---------
UNITS OUTSTANDING, END OF PERIOD........      1,084         239          515       2,145       1,862       2,187
                                          ---------  -----------  -----------  ---------  -----------  ---------
                                          ---------  -----------  -----------  ---------  -----------  ---------

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                           GLOBAL
                                                                EUROPEAN      CAPITAL     DIVIDEND      PACIFIC
                                                    UTILITIES    GROWTH       GROWTH       GROWTH       GROWTH
($ and units in thousands, except value per unit)   PORTFOLIO   PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO     TOTAL
                                                    ---------  -----------  -----------  -----------  -----------  ----------
FROM OPERATIONS:
  Net investment income (loss)....................  $     756   $     190    $      (5)   $      28    $     (17)  $    6,239
  Net realized gains and losses...................       (260)         88           (9)         (29)         (40)        (751)
  Net change in unrealized gains and losses.......     (3,049)         79          (55)        (114)        (171)     (12,115)
                                                    ---------  -----------  -----------  -----------  -----------  ----------
                                                       (2,553)        357          (69)        (115)        (228)      (6,627)
                                                    ---------  -----------  -----------  -----------  -----------  ----------
FROM CAPITAL TRANSACTIONS:
  Deposits........................................      2,912       3,024          460        4,286        2,476       47,405
  Benefit payments................................       (242)        (19)         (27)         (55)                   (1,458)
  Payments on termination.........................       (717)        (86)         (68)        (100)         (56)      (4,928)
  Contract maintenance charges....................        (17)         (6)          (2)          (4)          (3)        (120)
Transfers among portfolios and with the Fixed
 Account, net.....................................     (4,094)        968         (409)       2,689        1,744       (2,520)
                                                    ---------  -----------  -----------  -----------  -----------  ----------
                                                       (2,158)      3,881          (46)       6,816        4,161       38,379
--------------------------------------------------  ---------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets.................     (4,711)      4,238         (115)       6,701        3,933       31,752
Net assets, beginning of period...................     24,701       4,160        2,702                                128,812
                                                    ---------  -----------  -----------  -----------  -----------  ----------
Net assets, end of period.........................  $  19,990   $   8,398    $   2,587    $   6,701    $   3,933   $  160,564
                                                    ---------  -----------  -----------  -----------  -----------  ----------
                                                    ---------  -----------  -----------  -----------  -----------  ----------
NET ASSET VALUE PER UNIT, END OF PERIOD...........  $   14.18  $    15.28   $    11.38   $     9.91   $     9.22
                                                    ---------  -----------  -----------  -----------  -----------
                                                    ---------  -----------  -----------  -----------  -----------
UNITS OUTSTANDING, END OF PERIOD..................      1,410         549          227          676          427
                                                    ---------  -----------  -----------  -----------  -----------
                                                    ---------  -----------  -----------  -----------  -----------

             ALLSTATE LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT II
                         NOTES TO FINANCIAL STATEMENTS
                       TWO YEARS ENDED DECEMBER 31, 1995

1.  ORGANIZATION
    Allstate Life of New York Variable Annuity Account II (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a separate account of Allstate Life Insurance Company of New York ("ALNY"), which is wholly owned by a wholly-owned subsidiary ("Parent") of Allstate Insurance Company ("Allstate"), which is wholly owned by The Allstate Corporation (the "Corporation").

    ALNY writes certain annuity contracts, the proceeds of which are invested at the discretion of the contractholder. Contractholders primarily invest in units of the portfolios comprising the Account but may also invest in the general account of ALNY ("Fixed Account"). The Account, in turn, invests solely in shares of the portfolios of the Dean Witter Variable Investment Series ("Fund"). ALNY provides administrative and insurance services to the Account for a fee.

    Dean Witter Reynolds, Inc. ("Dean Witter") is the sole distributor of ALNY's flexible premium deferred variable annuity contracts and certain single and flexible premium annuities and is the investment manager of the Fund. Dean Witter receives investment management fees from the Fund.

    Effective September 1, 1995, the name of the Managed Assets Portfolio of the Fund changed to the Strategist Portfolio. While certain of the investment policies of the portfolio have changed, the overall investment strategy has remained the same.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    VALUATION OF INVESTMENTS

    Investments consist of shares in the portfolios of the Fund, and are stated at fair value based on quoted market prices.

    INVESTMENT INCOME

    Investment income consists of dividends declared by the portfolios of the Fund, and is recognized on the date of record.

    REALIZED GAINS AND LOSSES

    Realized gains and losses on the sale of shares by the Account are computed on a weighted average cost ("cost") basis.

    FEDERAL INCOME TAXES

    Net  investment income and  realized gains and losses  on investments of the
Account  are   reported   to  contractholders   generally   upon   distribution.
Accordingly, no provision for income taxes has been recorded.

3.  MORTALITY AND EXPENSE CHARGES
    ALNY assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate, on an annual basis, equal to 1.25% of the daily net assets of the Account. ALNY guarantees that the amount of this charge will not increase over the life of the contract.

             ALLSTATE LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT II
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                       TWO YEARS ENDED DECEMBER 31, 1995

4.  ADMINISTRATIVE EXPENSE CHARGE AND CONTRACT MAINTENANCE CHARGES
    ALNY deducts administrative expense charges daily at a rate, on an annual basis, equal to .10% of the daily net assets of the Account. This charge is designed to cover additional administrative expense.

    For each year or portion of a year a contract is in effect, ALNY deducts a fixed annual contract maintenance charge of $30 as reimbursement for expenses related to the maintenance of each contract and the Account. The amount of this charge is guaranteed not to increase over the life of the contract.

             ALLSTATE LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT II
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                       TWO YEARS ENDED DECEMBER 31, 1995

5.  UNITS ISSUED AND REDEEMED

    Units issued and redeemed by the Account during 1995 were as follows:

                                                                MONEY                                 QUALITY
                                                               MARKET     HIGH YIELD     EQUITY     INCOME PLUS  STRATEGIST
(units in thousands)                                          PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO
                                                             -----------  -----------  -----------  -----------  -----------
UNITS OUTSTANDING, DECEMBER 31, 1994.......................       1,084          239          515        2,145        1,862
Unit activity during 1995:
  Issued...................................................         453           97          145          201          129
  Redeemed.................................................        (562)         (13)         (67)        (245)        (251)
                                                             -----------       -----        -----        -----   -----------
UNITS OUTSTANDING, DECEMBER 31, 1995.......................         975          323          593        2,101        1,740
                                                             -----------       -----        -----        -----   -----------
                                                             -----------       -----        -----        -----   -----------

UNITS REDEEMED INCLUDES UNITS DEDUCTED FOR ACCRUED CONTRACT MAINTENANCE CHARGES.

                                                                                                            GLOBAL
                                                     DIVIDEND                   EUROPEAN       CAPITAL     DIVIDEND      PACIFIC
                                                      GROWTH      UTILITIES      GROWTH        GROWTH       GROWTH       GROWTH
(units in thousands)                                 PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO
                                                    -----------  -----------  -------------  -----------  -----------  -----------
UNITS OUTSTANDING, DECEMBER 31, 1994..............       2,187        1,410           550           227          676          427
Unit activity during 1995:
  Issued..........................................         353          133            96            54          216          197
  Redeemed........................................        (185)        (181)          (69)          (63)         (52)         (45)
                                                    -----------       -----           ---           ---          ---          ---
UNITS OUTSTANDING, DECEMBER 31, 1995..............       2,355        1,362           577           218          840          579
                                                    -----------       -----           ---           ---          ---          ---
                                                    -----------       -----           ---           ---          ---          ---

                                    PART C

                               OTHER INFORMATION

24A. FINANCIAL STATEMENTS

     PART B: Allstate Life Insurance Company of New York Financial Schedules and Allstate Life of New York Variable Annuity Account II Financial Schedules

24B.  EXHIBITS

     The following exhibits:

     The following exhibits correspond to those required by paragraph (b) of item 24 as to exhibits in Form N-4:


     (1) Resolution of the Board of Directors of Allstate Life Insurance Company of New York authorizing establishment of the Variable Annuity Account II*

     (2)   Not Applicable

     (3)   General Agent's Agreement**

     (4)   Form of Contract**

     (5)   Form of application for a Contract*

     (6) (a) Certificate of Incorporation of Allstate Life Insurance Company of New York***
           (b) By-laws of Allstate Life Insurance Company of New York***

     (7)   Not applicable

     (8)   Participation Agreement***

     (9) Opinion of Robert S. Seiler, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company of New York*

     (10)  (a) Consent of Accountants*
           (b) Consent of Attorneys*

     (11)  Not applicable

     (12)  Not applicable

     (13)  Performance Data***

     (99)  Powers of Attorney*

_________________________
*    Filed herewith.

** Previously filed in Form N-4 Registration Statement No. 33-35445 dated June 15, 1990.

*** Previously filed in Form N-4 Registration Statement No. 33-65381 dated September 20, 1996.

**** Previously filed in Form N-4 Registration Statement No. 33-35445 dated
     April 30, 1996

25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal            Position and Office With Depositor
Business Address                        of the Trust
----------------                        ------------


Louis G. Lower, II*           Chairman of the Board of Directors and President
Michael J. Velotta*           Director, Vice President, Secretary and
                               General Counsel
Sharmaine M. Miller**         Director and Chief Administrative Officer
Marcia D. Alazraki*           Director
Joseph F. Carlino*            Director
Cleveland Johnson, Jr.*       Director
Phillip E. Lawson*            Director
Gerard F. McDermott**         Director
Joseph P. McFadden*           Director
John R. Raben, Jr.*           Director
Sally A. Slacke*              Director
Theodore A. Schnell*          Director and Assistant Vice President
Kevin R. Slawin*              Director and Vice President
Timothy H. Plohg*             Director and Vice President
Karen C. Gardner*             Vice President
Peter H. Heckman*             Vice President
Thomas A. McAvity, Jr.*       Vice President
Keith A. Hauschildt*          Assistant Vice President and Controller
James P. Zils*                Treasurer
Casey J. Sylla*               Chief Investment Officer
Richard L. Baker*             Assistant Vice President
Mark A. Bishop*               Assistant Treasurer
Barbara S. Brown*             Assistant Treasurer
David M. Crew*                Assistant Treasurer
Dorothy E. Even*              Assistant Vice President
Marla G. Friedman*            Assistant Vice President
Judith P. Greffin*            Assistant Vice President
Peter S. Horos*               Assistant Treasurer
John R. Hunter*               Assistant Vice President
Thomas C. Jensen*             Assistant Treasurer
Robert T. Jostes*             Assistant Treasurer
Emma M. Kalaidjian*           Assistant Secretary
Paul N. Kierig*               Assistant Secretary and Assistant General Counsel
Kenneth S. Klimala*           Assistant Treasurer
Steven M. Laude*              Assistant Treasurer
Ronald A. Mendel*             Assistant Treasurer
Mary J. McGinn*               Assistant Secretary
Deborah K. Miller*            Assistant Treasurer
Barry S. Paul*                Assistant Vice President
Robert N. Roeters*            Assistant Vice President
C. Nelson Strom*              Assistant Vice President and Corporate Actuary
Brenda D. Sneed*              Assistant Vice President
Patricia W. Wilson*           Assistant Vice President
Ralph A. Bergholtz*           Assistant Treasurer
D. Steven Boger*              Assistant Vice President
Adrian B. Corbiere*           Assistant Treasurer
Louise J. Walton*             Assistant Treasurer
Jerry D. Zinkula*             Assistant Treasurer

*  Principal business address is 3100 Sanders Road, Northbrook, Illinois
60062.
** Principal business address is P.O. Box 9095, Farmingville, New York 11738.


26. Persons Controlled by or Under Common Control with Depositor or Registrant See 10-K Commission File # 1-11840, The Allstate Corporation.


27. NUMBER OF CONTRACT OWNERS

    As of November 30, 1996 there were in force 438 qualified and 4,787 non-qualified contracts. The Registrant began operations on September 24, 1991.


28. INDEMNIFICATION

     The Managing General Agent's Agreement (Exhibit 3(b)) has a provision in which Allstate Life Insurance Company of New York agrees to indemnify Dean Witter Reynolds as Underwriter for certain damages and expenses that may be caused by actions, statements or omissions by Allstate Life Insurance Company of New York. The Agreement to Purchase Shares contains a similar provision in paragraph 16 of Exhibit 12.

     Insofar as indemnification for liability arising out of the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the registrant of expenses incurred by a director, officer or controlling person of the registrant in the successful defense of any action, suit, or proceeding) is asserted such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


29a.      RELATIONSHIP OF PRINCIPAL UNDERWRITER TO OTHER INVESTMENT COMPANIES
Dean Witter Distributors Inc. is the principal underwriter for the following investment companies:


     Dean Witter Liquid Asset Fund Inc.
     Dean Witter Tax-Free Daily Income Trust
     Dean Witter California Tax-Free Daily Income Trust
     Dean Witter Retirement Series
     Dean Witter Dividend Growth Securities Inc.
     Dean Witter Natural Resource Development Securities Inc.
     Dean Witter World Wide Investment Trust
     Dean Witter Capital Growth Securities
     Dean Witter Convertible Securities Trust
     Active Assets Tax-Free Trust
     Active Assets Money Trust
     Active Assets California Tax-Free Trust
     Active Assets Government Securities Trust
     Dean Witter Short-Term Bond Fund
     Dean Witter Mid-Cap Growth Fund
     Dean Witter U.S. Government Securities Trust
     Dean Witter High Yield Securities Inc.
     Dean Witter New York Tax-Free Income Fund
     Dean Witter Tax-Exempt Securities Trust
     Dean Witter California Tax-Free Income Fund
     Dean Witter Limited Term Municipal Trust
     Dean Witter World Wide Income Trust
     Dean Witter Utilities Fund
     Dean Witter Strategist Fund
     Dean Witter New York Municipal Money Market Trust
     Dean Witter Intermediate Income Securities
     Prime Income Trust
     Dean Witter European Growth Fund Inc.
     Dean Witter Developing Growth Securities Trust
     Dean Witter Precious Metals and Minerals Trust
     Dean Witter Pacific Growth Fund Inc.
     Dean Witter Multi-State Municipal Series Trust
     Dean Witter Federal Securities Trust
     Dean Witter Short-Term U.S. Treasury Trust
     Dean Witter Diversified Income Trust
     Dean Witter Health Sciences Trust
     Dean Witter Global Dividend Growth Securities
     Dean Witter American Value Fund
     Dean Witter U.S. Government Money Market Trust
     Dean Witter Global Short-Term Income Fund Inc.
     Dean Witter Premier Income Trust
     Dean Witter Value-Added Market Series
     Dean Witter Global Utilities Fund
     Dean Witter High Income Securities
     Dean Witter National Municipal Trust
     Dean Witter International SmallCap Fund
     Dean Witter Global Asset Allocation
     Dean Witter Balanced Income Fund
     Dean Witter Balanced Growth Fund
     Dean Witter Hawaii Municipal Trust
     Dean Witter Capital Appreciation Fund
     Dean Witter Intermediate Term U. S. Treasury Trust
     Dean Witter Information Fund
     Dean Witter Japan Fund
     Dean Witter Income Builder Fund
     Dean Witter Special Value Fund
     TCW/DW Core Equity Trust
     TCW/DW North American Government Income Trust
     TCW/DW Latin American Growth Fund
     TCW/DW Income and Growth Fund
     TCW/DW Small Cap Growth Fund
     TCW/DW Balanced Fund
     TCW/DW Mid-Cap Equity Fund
     TCW/DW Total Return Trust
     TCW/DW Global Telecom Trust
     TCW/DW Strategic Income Trust

29b.      PRINCIPAL UNDERWRITER

     Name and Principal Business        Positions and Offices
     Address of Each Such Person           with Underwriter
-------------------------------------------------------------------------------
        DEAN WITTER REYNOLDS INC.       UNDERWRITER
        ("DEAN WITTER")

        Philip J. Purcell               Chairman, Chief Executive Officer
                                        and Director

        Richard M. DeMartini            President, Chief Operating Officer and
                                        Director, Dean Witter Capital

        James F. Higgins                President, Chief Operating Officer and
                                        Director, Dean Witter Financial

        Stephen R. Miller               Senior Executive Vice President and
                                        Director

        Raymond J. Drop                 Executive Vice President

        Robert J. Dwyer                 Executive Vice President, National
                                        Sales Director and Director

        Christine A. Edwards            Executive Vice President, Secretary,
                                        General Counsel and Director

        Charles A. Fiumefreddo          Executive Vice President
                                        and Director

        Frederick J. Frohme             Executive Vice President

        Alfred J. Golden                Executive Vice President

        E. Davisson Hardman             Executive Vice President

        Mitchell M. Merin               Executive Vice President, Chief
                                        Administrative Officer and Director

        Laurence E. Mollner             Executive Vice President

        Jeremiah A. Mullins             Executive Vice President

        Richard F. Powers               Executive Vice President and Director

        John H. Schaefer                Executive Vice President

        Thomas C. Schneider             Executive Vice President, Chief
                                        Financial Officer and Director

        Robert B. Sculthorpe            Executive Vice President

        William B. Smith                Executive Vice President and Director

        Samuel H. Wolcott               Executive Vice President

        Anthony Basile                  Senior Vice President

        Ronald T. Carman                Senior Vice President, Associate
                                        General Counsel and Assistant Secretary

        Michael T. Cunningham           Senior Vice President

        Mary E. Curran                  Senior Vice President



        Raymond F. Douglas              Senior Vice President

        Paul J. Dubow                   Senior Vice President

        Michael T. Gregg                Senior Vice President and Deputy
                                        General Counsel

        Erick R. Holt                   Senior Vice President and Assistant
                                        Secretary

        Birendra Kumar                  Senior Vice President and Treasurer

        George R. Ross                  Senior Vice President

        Robert P. Seass                 Senior Vice President

        Joseph G. Siniscalchi           Senior Vice President and Controller,
                                        Dean Witter Financial

        Michael H. Stone                Senior Vice President

        Laurence Volpe                  Senior Vice President and Controller,
                                        Dean Witter Reynolds Inc. and Dean
                                        Witter Capital

        Lorena J. Kern                  Senior Vice President

        Kathryn M. McNamara             Senior Vice President and Director of
                                        Governmental Affairs

        Michael D. Browne               Assistant Secretary

        Marilyn Cranney                 Assistant Secretary

        Sheldon Curtis                  Assistant Secretary

        Sabrina Hurley                  Assistant Secretary

        Linda M. Butler                 Assistant Secretary


               The principal address of Dean Witter is Two World Trade Center, New York, New York 10048.

29c. COMPENSATION OF DEAN WITTER

     The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

     (1)            (2)            (3)            (4)            (5)
                   Net         Compensation
              Underwriting        or
               Discounts        Redemption
Name of            and            or            Brokerage
Principal     Commissions       Annuitization   Commissions    Compensation
---------     -----------       -------------   -----------    ------------

Dean Witter                                     $1,116,188
Reynolds Inc.

30. LOCATION OF ACCOUNTS AND RECORDS

     Sharmaine M. Miller
     Allstate Life Insurance Company of New York
     P.O. Box 9095
     Farmingville, New York 11738


31. MANAGEMENT SERVICES

     None

32. UNDERTAKINGS

     The Registrant promises to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted. Registrant furthermore agrees to include either as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of Additional Information or a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information. Finally the Registrant agrees to deliver any Statement of Additional Information and any Financial Statements required to be made available under this Form N-4 promptly upon written or oral request.

33. REPRESENTATIONS PURSUANT TO SECTION 403(b) OF THE INTERNAL REVENUE CODE

     The Company represents that it is relying upon a November 28, 1988 Securities and Exchange Commission no-action letter issued to the American Council of Life Insurance ("ACLI") and that the provisions of paragraphs 1-4 of the no-action letter have been complied with.

34.  REPRESENTATIONS REGARDING CONTRACT EXPENSES

     Allstate Life Insurance Company of New York ("ALIC NY") represents that the fees and charges deducted under the Individual Variable Annuity Contracts hereby registered by this Registration Statement, in aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risk assumed by ALIC NY.

                                   SIGNATURES


     As required by the Securities Act of 1933 and the Investment Company
Act of 1940, the registrant, Allstate Life of New York Variable Annuity
Account II, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto affixed and attested, in the Township of Northfield, and State of Illinois on the 23rd day of December, 1996.


             ALLSTATE LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT II
                                  (REGISTRANT)
                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                                   (DEPOSITOR)


(SEAL)
Attest /s/ PAUL N. KIERIG                        By: /s/ MICHAEL J. VELOTTA
       ---------------------------------         ------------------------------
       Paul N. Kierig                            Michael J. Velotta
       Assistant Secretary and                   Vice President, Secretary and
       Assistant General Counsel                 General Counsel


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registration Statement has been signed below by the following Directors and Officers of Allstate Life Insurance Company of New York on this 23rd day of December, 1996.


*/LOUIS G. LOWER, II          Chairman of the Board of Directors and President
--------------------          (Principal Executive Officer)
  Louis G. Lower, II

/s/MICHAEL J. VELOTTA
----------------------        Director, Vice President, Secretary and
  Michael J. Velotta          General Counsel

**/KEVIN R. SLAWIN            Director and Vice President
------------------
  Kevin R. Slawin

**/SHARMAINE M. MILLER        Director and Chief Administrative Officer
----------------------
  Sharmaine M. Miller

*/MARCIA D. ALAZRAKI          Director
--------------------
  Marcia D. Alazraki

*/JOSEPH F. CARLINO           Director
-------------------
  Joseph F. Carlino


*/CLEVELAND JOHNSON, JR.      Director
------------------------
  Cleveland Johnson, Jr.

*/PHILLIP E. LAWSON           Director
-------------------
  Phillip E. Lawson

*/JOSEPH MCFADDEN             Director
-----------------
  Joseph McFadden

*/JOHN R. RABEN, JR.          Director
--------------------
  John R. Raben, Jr.

*/SALLY A. SLACKE             Director
-----------------
  Sally A. Slacke

*/THEODORE A. SCHNELL         Director and Assistant Vice President
----------------------
   Theodore A. Schnell

*/GERARD F. MCDERMOTT         Director
----------------------
   Gerard F. McDermott

*/TIMOTHY H. PLOHG            Director and Vice President
-------------------
   Timothy H. Plohg

*/PETER H. HECKMAN            Vice President
-------------------
   Peter H. Heckman

**/KAREN C. GARDNER           Vice President
-------------------
   Karen C. Gardner

**/THOMAS A. MCAVITY JR.      Vice President
------------------------
   Thomas A. McAvity Jr.

**/KEITH A. HAUSCHILDT        Assistant Vice President and Controller
----------------------        (Principal Accounting Officer)
   Keith A. Hauschildt

*/JAMES P. ZILS               Treasurer
-----------------
   James P. Zils

*/CASEY J. SYLLA              Chief Investment Officer
-----------------
   Casey J. Sylla


*/ By Michael J. Velotta pursuant to Power of Attorney Previously filed. **/By Michael J. Velotta pursuant to Power of Attorney filed herewith.
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